UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08228

Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL            32751
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Timothy Plan US Small Cap Core ETF

Ticker: TPSC     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Small Cap Core ETF	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPSC returned 11.57% NAV, underperforming the Russell 3000 Index, which returned 23.81%.

An underweight in Healthcare combined with positive stock selection contributed to relative performance. An underweight to Information Technology along with stock selection within the sector was a detractor to relative performance.

The top three largest contributors to performance were FTAI Aviation, Sprouts Farmers Market, and Brinker International. The largest stock detractors during the quarter were Adient PLC, Par Pacific Holdings, and Jack in the Box.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $16,745	Russell 3000® Index (regulatory broad based index) - $19,869	Victory US Small Cap Volatility Weighted BRI Index - $17,258
12/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,339	$10,381	$10,344
12/20	$11,372	$12,550	$11,444
12/21	$14,740	$15,770	$14,928
12/22	$12,757	$12,741	$12,996
12/23	$15,008	$16,049	$15,382
12/24	$16,745	$19,869	$17,258
Footnote	Description
Footnote*	Inception date for the Timothy Plan US Small Cap Core ETF is 12/2/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	11.57%Footnote Reference	10.12%Footnote Reference	10.68%Footnote Reference
Russell 3000® IndexFootnote Reference1	23.81%	13.86%	14.47%
Victory US Small Cap Volatility Weighted BRI IndexFootnote Reference2	12.20%	10.78%	11.34%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	Victory US Small Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund's Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$169,765,980
Number of Portfolio Holdings	461
Net Investment Advisory Fees	$706,972
Portfolio Turnover Rate	44%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.4%
Consumer Staples	5.2%
Energy	5.8%
Utilities	6.2%
Materials	6.4%
Health Care	6.7%
Information Technology	9.4%
Consumer Discretionary	12.7%
Industrials	20.3%
Financials	25.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	0.5%
IDACORP, Inc.	0.4%
Grand Canyon Education, Inc.	0.4%
Spire, Inc.	0.4%
TXNM Energy, Inc.	0.4%
Federated Hermes, Inc.	0.4%
Madison Square Garden Sports Corp.	0.4%
New Jersey Resources Corp.	0.4%
MDU Resources Group, Inc.	0.4%
The Hanover Insurance Group, Inc.	0.4%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPSC — AR (12/24)

Timothy Plan US Large/Mid Cap Core ETF

Ticker: TPLC     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core ETF	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPLC returned 13.12% NAV, underperforming the S&P 500® Index (the “Index”), which returned 25.02%.

An underweight in Real Estate contributed to relative performance, with stock selection in the Energy sector also contributing. An underweight and stock selection in Information Technology was a detractor to relative performance.

The top three largest contributors to performance were Vistra, AppLovin Corp., and Howmet Aerospace. The largest stock detractors to performance during the year were Celanese Corporation, Five Below Inc., and Dollar Tree, Inc.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $17,954	S&P 500® Index (regulatory broad based index) - $21,907	Victory US Large/Mid Cap Volatility Weighted BRI Index - $18,508
4/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,901	$11,119	$10,939
12/20	$12,500	$13,165	$12,605
12/21	$15,728	$16,944	$15,942
12/22	$13,765	$13,876	$14,038
12/23	$15,871	$17,523	$16,275
12/24	$17,954	$21,907	$18,508
Footnote	Description
Footnote*	Inception date for the Timothy Plan US Large/Mid Cap Core ETF is 4/30/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	13.12%Footnote Reference	10.49%Footnote Reference	10.87%Footnote Reference
S&P 500® IndexFootnote Reference1	25.02%	14.53%	14.83%
Victory US Large/Mid Cap Volatility Weighted BRI IndexFootnote Reference2	13.72%	11.09%	11.47%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$267,798,092
Number of Portfolio Holdings	287
Net Investment Advisory Fees	$1,252,267
Portfolio Turnover Rate	25%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	0.6%
Consumer Staples	4.7%
Materials	6.5%
Energy	7.7%
Consumer Discretionary	8.1%
Utilities	9.2%
Health Care	10.7%
Financials	13.5%
Information Technology	14.1%
Industrials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NiSource, Inc.	0.7%
Republic Services, Inc.	0.6%
Atmos Energy Corp.	0.6%
Entergy Corp.	0.6%
Kinder Morgan, Inc.	0.6%
VeriSign, Inc.	0.6%
Intercontinental Exchange, Inc.	0.6%
Cheniere Energy, Inc.	0.6%
Evergy, Inc.	0.6%
Illinois Tool Works, Inc.	0.6%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPLC — AR (12/24)

Timothy Plan High Dividend Stock ETF

Ticker: TPHD     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock ETF	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPHD returned 11.99% NAV, underperforming the S&P 500® Index, which returned 25.02%.

An underweight in Healthcare contributed to relative performance. An overweight to Energy was a detractor to relative performance. Stock selection in the Information Technology sector contributed to relative performance.

The top three largest contributors to performance were Vistra Corp., Targa Resources Corp., and Kinder Morgan Inc. The largest stock detractors during the year were Celanese Corporation, Huntington Ingalls Industries, and Franklin Resources Inc.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $16,533	S&P 500® Index (regulatory broad based index) - $21,907	Victory US Large Cap High Dividend Volatility Weighted BRI Index - $17,039
4/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,900	$11,119	$10,937
12/20	$10,773	$13,165	$10,859
12/21	$13,799	$16,944	$13,987
12/22	$13,540	$13,876	$13,813
12/23	$14,763	$17,523	$15,134
12/24	$16,533	$21,907	$17,039
Footnote	Description
Footnote*	Inception date for the Timothy Plan High Dividend Stock ETF is 4/30/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	11.99%Footnote Reference	8.69%	9.27%
S&P 500® IndexFootnote Reference1	25.02%	14.53%	14.83%
Victory US Large Cap High Dividend Volatility Weighted BRI IndexFootnote Reference2	12.59%	9.27%	9.85%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Victory US Large Cap High Dividend Volatility Weighted BRI Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index with positive earnings in each of the four most recent quarters. The universe of the Index begins with the largest US companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$238,131,671
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$1,219,635
Portfolio Turnover Rate	34%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.2%
Consumer Discretionary	4.9%
Information Technology	5.7%
Consumer Staples	8.0%
Materials	10.6%
Financials	12.3%
Industrials	17.3%
Energy	17.3%
Utilities	22.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NiSource, Inc.	1.6%
Atmos Energy Corp.	1.6%
Entergy Corp.	1.5%
Kinder Morgan, Inc.	1.5%
Evergy, Inc.	1.4%
Illinois Tool Works, Inc.	1.4%
Ameren Corp.	1.4%
Alliant Energy Corp.	1.4%
The Williams Cos., Inc.	1.4%
CMS Energy Corp.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPHD — AR (12/24)

Timothy Plan International ETF

Ticker: TPIF     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan International ETF	$63	0.62%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPIF returned 2.77% NAV, underperforming the MSCI EAFE Index (the “Index”), which returned 3.82%.

An overweight in the Healthcare sector was a contributor to relative performance. An overweight in the Materials sector was a detractor to relative performance.

At the country level, stock selection in Japan was a detractor to relative performance. An overweight to Canada contributed to relative performance.

The top three largest contributors to performance were Mitsubishi Heavy Industries, Rheinmetall, and Hitachi. The largest stock detractors during the year were Oriental Land Co., Edenred SA, and Neste Corporation.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $12,063	MSCI EAFE Index (regulatory broad based index) - $13,051	Victory International Volatility Weighted BRI Index - $12,478
12/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,325	$10,360	$10,339
12/20	$11,116	$11,169	$11,221
12/21	$12,266	$12,427	$12,419
12/22	$10,083	$10,631	$10,245
12/23	$11,738	$12,570	$12,054
12/24	$12,063	$13,051	$12,478
Footnote	Description
Footnote*	Inception date for the Timothy Plan International ETF is 12/2/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	2.77%	3.16%	3.76%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.38%
Victory International Volatility Weighted BRI IndexFootnote Reference2	3.52%	3.83%	4.46%
Footnote	Description
Footnote[1]	The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed markets countries around the world. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.
Footnote[2]	The universe for the Victory International Volatility Weighted BRI Index begins with the largest developed international companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$112,124,993
Number of Portfolio Holdings	362
Net Investment Advisory Fees	$668,453
Portfolio Turnover Rate	35%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Communication Services	3.3%
Consumer Staples	5.2%
Energy	6.0%
Information Technology	6.3%
Health Care	6.9%
Consumer Discretionary	6.9%
Utilities	7.5%
Materials	8.1%
Industrials	21.2%
Financials	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Hydro One Ltd.	0.6%
London Stock Exchange Group PLC	0.6%
United Overseas Bank Ltd.	0.6%
Fortis, Inc.	0.5%
Waste Connections, Inc.	0.5%
Metro, Inc.	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.5%
Pembina Pipeline Corp.	0.5%
DBS Group Holdings Ltd.	0.5%
Wolters Kluwer NV	0.5%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPIF — AR (12/24)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Ticker: TPLE     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core Enhanced ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan US Large/Mid Cap Core Enhanced ETF (TPLE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk. In addition, the fund seeks to manage risk during times of significant market decline by employing a rules-based mathematical formula to reduce exposure in the equity markets by moving to cash equivalents.

In 2024, TPLE returned 13.18% NAV, underperforming the S&P 500® Index (the “Index”), which returned 25.02%.

As a result of tactical allocation, the portfolio was invested in 100% equities for the year.

An underweight in Real Estate contributed to relative performance, with stock selection in the Energy sector also contributing. An underweight and stock selection in Information Technology was a detractor to relative performance.

The top three largest contributors to performance were Vistra, AppLovin Corp., and Howmet Aerospace. The largest stock detractors to performance during the year were Celanese Corporation, Five Below Inc., and Dollar Tree, Inc.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $10,655	S&P 500® Index (regulatory broad based index) - $14,089	Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index - $10,687
7/21Footnote Reference*	$10,000	$10,000	$10,000
12/21	$10,909	$10,897	$10,935
12/22	$9,646	$8,923	$9,660
12/23	$9,414	$11,269	$9,397
12/24	$10,655	$14,089	$10,687
Footnote	Description
Footnote*	Inception date for the Timothy Plan US Large/Mid Cap Core Enhanced ETF is 7/28/2021.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	Since Inception
Fund @ Net Asset Value	13.18%Footnote Reference	1.87%
S&P 500® IndexFootnote Reference1	25.02%	10.52%
Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI IndexFootnote Reference2	13.72%	1.96%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The universe for the Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$70,383,119
Number of Portfolio Holdings	288
Net Investment Advisory Fees	$362,057
Portfolio Turnover Rate	29%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	0.6%
Consumer Staples	4.7%
Materials	6.5%
Energy	7.7%
Consumer Discretionary	8.1%
Utilities	9.2%
Health Care	10.7%
Financials	13.4%
Information Technology	14.1%
Industrials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NiSource, Inc.	0.7%
Republic Services, Inc.	0.6%
Atmos Energy Corp.	0.6%
Entergy Corp.	0.6%
Kinder Morgan, Inc.	0.6%
VeriSign, Inc.	0.6%
Intercontinental Exchange, Inc.	0.6%
Cheniere Energy, Inc.	0.6%
Evergy, Inc.	0.6%
Illinois Tool Works, Inc.	0.6%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPLE — AR (12/24)

Timothy Plan High Dividend Stock Enhanced ETF

Ticker: TPHE     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan High Dividend Stock Enhanced ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock Enhanced ETF	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan High Dividend Stock Enhanced ETF (TPHE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk. In addition, the fund seeks to manage risk during times of significant market decline by employing a rules-based mathematical formula to reduce exposure in the equity markets by moving to cash equivalents.

In 2024, TPHE returned 12.01% NAV, underperforming the S&P® 500 Index, which returned 25.02%.

As a result of tactical allocation, the portfolio was invested in 100% equities for the year.

An underweight in Healthcare contributed to relative performance. An overweight to Energy was a detractor to relative performance. Stock selection in the Information Technology sector contributed to relative performance.

The top three largest contributors to performance were Vistra Corp., Targa Resources Corp., and Kinder Morgan Inc. The largest stock detractors during the year were Celanese Corporation, Huntington Ingalls Industries, and Franklin Resources Inc.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $10,766	S&P 500® Index (regulatory broad based index) - $14,089	Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index - $10,865
7/21Footnote Reference*	$10,000	$10,000	$10,000
12/21	$10,859	$10,897	$10,887
12/22	$9,725	$8,923	$9,773
12/23	$9,612	$11,269	$9,650
12/24	$10,766	$14,089	$10,865
Footnote	Description
Footnote*	Inception date for the Timothy Plan High Dividend Stock Enhanced ETF is 7/28/2021.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	Since Inception
Fund @ Net Asset Value	12.01%Footnote Reference	2.18%
S&P 500® IndexFootnote Reference1	25.02%	10.52%
Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI IndexFootnote Reference2	12.59%	2.45%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Victory Large Cap High Dividend Volatility Long/Cash Weighted BRI Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest US companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$64,550,447
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$350,498
Portfolio Turnover Rate	39%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.2%
Consumer Discretionary	4.9%
Information Technology	5.7%
Consumer Staples	8.0%
Materials	10.6%
Financials	12.3%
Energy	17.2%
Industrials	17.3%
Utilities	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NiSource, Inc.	1.6%
Atmos Energy Corp.	1.6%
Entergy Corp.	1.5%
Kinder Morgan, Inc.	1.5%
Evergy, Inc.	1.4%
Illinois Tool Works, Inc.	1.4%
Ameren Corp.	1.4%
Alliant Energy Corp.	1.4%
The Williams Cos., Inc.	1.4%
CMS Energy Corp.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPHE — AR (12/24)

Timothy Plan Market Neutral ETF

Ticker: TPMN     Exchange:  NYSE

Annual Shareholder Report — December 31, 2024

The annual shareholder report contains important information about Timothy Plan Market Neutral ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan Market Neutral ETF	$65	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan Market Neutral ETF (TPMN) pursues its investment objective by implementing a proprietary, "market neutral" investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The fund is actively managed, meaning that the Sub-Advisor may make changes to the Fund's portfolio at any time. The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that satisfy the Biblically Responsible Investing ("BRI") filtering criteria. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds ("ETFs") that track such indexes.

In 2024, TPMN returned 1.39% NAV, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned 1.25%.

The Fund’s total return was driven by a positive contribution from the Global High Dividend Long/Short Portfolio which was enough to offset the negative contribution of Overlay Strategy. Cash has been a positive contributor. In the Global High Dividend Long/Short Portfolio, all sleeves were positive contributors. In the Overlay Strategy, gains from the Nasdaq 100 Index long futures were not enough to offset the negative return of the S&P 500 Index short position, resulting in a negative total contribution.

Growth of a $10,000 Investment

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

	Fund @ Net Asset Value - $10,693	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,362	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,044
1/23Footnote Reference*	$10,000	$10,000	$10,000
12/23	$10,546	$10,234	$10,489
12/24	$10,693	$10,362	$11,044
Footnote	Description
Footnote*	Inception date for the Timothy Plan Market Neutral ETF is 1/24/2023.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	Since Inception
Fund @ Net Asset Value	1.39%	3.52%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	1.86%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.29%	5.27%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FUND STATISTICS

Net Assets	$41,703,293
Number of Portfolio Holdings	300
Net Investment Advisory Fees	$257,351
Portfolio Turnover Rate	35%

Graphical Presentation of Holdings

(as of 12/31/2024)

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.1%
Communication Services	2.7%
Consumer Staples	5.4%
Materials	7.8%
Consumer Discretionary	7.9%
Industrials	8.2%
Energy	15.2%
Utilities	18.4%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

TXNM Energy, Inc.	0.8%
DT Midstream, Inc.	0.7%
ACS Actividades de Construccion y Servicios SA	0.7%
Keyera Corp.	0.7%
Pembina Pipeline Corp.	0.6%
Spire, Inc.	0.6%
Intesa Sanpaolo SpA	0.6%
NiSource, Inc.	0.6%
ANZ Group Holdings Ltd.	0.6%
Mediobanca Banca di Credito Finanziario SpA	0.6%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPMN — AR (12/24)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Dale Bissonette is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant were $92,250 and $92,250 for the fiscal years ended December 31, 2024 and 2023, respectively.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2023, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $21,000 and $21,000 for the fiscal years ended December 31, 2024, and 2023, respectively.

(d) All Other Fees. Fees for other services totaled $0 and $0 for the fiscal years ended December 31, 2024, and 2023, respectively.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
      (2) 100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for the fiscal years ended December 31, 2024, and 2023

(f) Not applicable

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,000 and $21,000 for the years ended December 31, 2024 and 2023, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section
3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Dale Bissonette, Mr. John Mulder, Mr. Scott Preissler and Mr. Richard Copeland.
Item 6.   Investments.

(a)  The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 7 of the Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

ANNUAL Full Financials
December 31, 2024
Listed and traded on: The New York Stock Exchange
Ticker
Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF
TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF
TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF
TPHD
TIMOTHY PLAN INTERNATIONAL ETF
TPIF
TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF
TPLE
TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF
TPHE
TIMOTHY PLAN MARKET NEUTRAL ETF
TPMN

Table of Contents
• NOT FDIC INSURED •NO BANK GUARANTEE • MAY LOSE VALUE
• INVESTMENTS INVOLVE RISK • PRINCIPAL LOSS IS POSSIBLE
Schedule of Portfolio Investments 3
Statements of Assets and Liabilities 33
Statements of Operations 37
Statements of Changes in Net Assets 41
Financial Highlights 45
Notes to Financial Statements 52
Report of Independent Registered Public Accounting Firm 63
Other Information (Unaudited) 65

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 1 .4% ):
Cable One, Inc. 782 283,178
Cogent Communications Holdings,
Inc. 4,175 321,767
Integral Ad Science Holding Corp.(a) 17,188 179,443
Iridium Communications, Inc. 10,252 297,513
Madison Square Garden
Entertainment Corp.(a) 11,095 394,982
Madison Square Garden Sports
Corp.(a) 2,863 646,122
United States Cellular Corp.(a) 3,571 223,973
2,346,978
Consumer Discretionary ( 12 .7% ):
Academy Sports & Outdoors, Inc. 6,006 345,525
Acushnet Holdings Corp. 6,614 470,123
Adient PLC(a) 14,065 242,340
Adtalem Global Education, Inc.(a) 3,855 350,227
Arhaus, Inc. 19,515 183,441
Asbury Automotive Group, Inc.(a) 1,506 366,003
Atmus Filtration Technologies, Inc. 9,206 360,691
Boot Barn Holdings, Inc.(a) 1,760 267,203
Brinker International, Inc.(a) 3,418 452,167
Brunswick Corp. 4,296 277,865
Carter's, Inc. 7,198 390,060
Carvana Co.(a) 716 145,606
Cava Group, Inc.(a) 1,594 179,803
Cavco Industries, Inc.(a) 787 351,183
Century Communities, Inc. 3,145 230,717
Champion Homes, Inc.(a) 2,948 259,719
Chewy, Inc., Class A(a) 6,304 211,121
Columbia Sportswear Co. 6,492 544,874
Dillard's, Inc., Class A 807 348,414
Dorman Products, Inc.(a) 3,232 418,706
Dream Finders Homes, Inc.,
Class A(a) 6,093 141,784
Dutch Bros, Inc., Class A(a) 7,626 399,450
Fox Factory Holding Corp.(a) 4,854 146,931
Frontdoor, Inc.(a) 7,618 416,476
Garrett Motion, Inc.(a) 40,424 365,029
Graham Holdings Co., Class B 541 471,709
Grand Canyon Education, Inc.(a) 4,416 723,341
Green Brick Partners, Inc.(a) 4,188 236,580
Group 1 Automotive, Inc. 1,043 439,604
Harley-Davidson, Inc. 8,818 265,686
Hilton Grand Vacations, Inc.(a) 9,800 381,710
Installed Building Products, Inc. 1,066 186,816
KB Home 4,099 269,386
Kontoor Brands, Inc. 4,628 395,277
Laureate Education, Inc.(a) 27,424 501,585
La-Z-Boy, Inc. 7,836 341,415
LCI Industries 2,579 266,643
LGI Homes, Inc.(a) 2,246 200,792
Life Time Group Holdings, Inc.(a) 11,500 254,380
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (12.7%): (continued)
Lucky Strike Entertainment Corp. 19,249 192,682
M/I Homes, Inc.(a) 1,769 235,189
Mister Car Wash, Inc.(a) 45,462 331,418
Modine Manufacturing Co.(a) 1,400 162,302
Ollie's Bargain Outlet Holdings,
Inc.(a) 3,286 360,573
OneSpaWorld Holdings Ltd. 22,098 439,750
Patrick Industries, Inc. 4,088 339,631
Phinia, Inc. 7,213 347,450
Polaris, Inc. 4,366 251,569
RH(a) 534 210,177
Sonic Automotive, Inc., Class A 5,748 364,136
Steven Madden Ltd. 9,706 412,699
Strategic Education, Inc. 3,475 324,634
Stride, Inc.(a) 5,721 594,584
The Buckle, Inc. 8,639 438,948
The Cheesecake Factory, Inc. 8,785 416,760
The Wendy's Co. 25,988 423,604
Topgolf Callaway Brands Corp.(a) 25,208 198,135
Tri Pointe Homes, Inc.(a) 8,515 308,754
United Parks & Resorts, Inc.(a) 6,685 375,630
Upbound Group, Inc. 12,452 363,225
Valvoline, Inc.(a) 10,963 396,641
Visteon Corp.(a) 4,226 374,931
Winnebago Industries, Inc. 6,110 291,936
Worthington Enterprises, Inc. 8,493 340,654
YETI Holdings, Inc.(a) 6,031 232,254
21,528,648
Consumer Staples ( 5 .2% ):
Cal-Maine Foods, Inc. 5,592 575,529
Central Garden & Pet Co., Class A(a) 13,305 439,730
Edgewell Personal Care Co. 14,581 489,922
Energizer Holdings, Inc. 14,923 520,663
Flowers Foods, Inc. 27,715 572,592
Freshpet, Inc.(a) 2,249 333,099
Grocery Outlet Holding Corp.(a) 17,507 273,284
Interparfums, Inc. 2,795 367,570
J & J Snack Foods Corp. 2,389 370,606
Lancaster Colony Corp. 2,404 416,229
National Beverage Corp. 8,208 350,235
PriceSmart, Inc. 5,482 505,276
Seaboard Corp. 162 393,605
Spectrum Brands Holdings, Inc. 4,324 365,335
Sprouts Farmers Market, Inc.(a) 2,940 373,586
The Andersons, Inc. 7,661 310,424
The Chefs' Warehouse, Inc.(a) 8,678 427,999
The Simply Good Foods Co.(a) 13,496 526,074
Utz Brands, Inc. 22,325 349,609
WD-40 Co. 1,796 435,853
Weis Markets, Inc. 7,216 488,668
8,885,888
Energy ( 5 .8% ):
Archrock, Inc. 16,291 405,483

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (5.8%): (continued)
Atlas Energy Solutions, Inc. 15,225 337,690
Cactus, Inc., Class A 5,031 293,609
California Resources Corp. 5,414 280,932
CNX Resources Corp.(a) 11,757 431,129
CONSOL Energy, Inc. 2,595 276,835
Crescent Energy Co., Class A 22,165 323,831
CVR Energy, Inc. 12,982 243,283
Dorian LPG Ltd. 8,638 210,508
DT Midstream, Inc. 7,985 793,949
Excelerate Energy, Inc., Class A 12,473 377,308
Gulfport Energy Corp.(a) 2,801 515,944
Helmerich & Payne, Inc. 8,633 276,429
International Seaways, Inc. 7,797 280,224
Kinetik Holdings, Inc. 9,143 518,499
Kodiak Gas Services, Inc. 10,512 429,205
Kosmos Energy Ltd.(a) 57,232 195,733
Liberty Energy, Inc. 14,812 294,611
Magnolia Oil & Gas Corp., Class A 16,062 375,530
Northern Oil & Gas, Inc. 9,304 345,737
Oceaneering International, Inc.(a) 10,688 278,743
Patterson-UTI Energy, Inc. 34,422 284,326
Peabody Energy Corp. 12,650 264,891
SM Energy Co. 6,749 261,591
Talos Energy, Inc.(a) 25,920 251,683
Tidewater, Inc.(a) 3,527 192,962
Valaris Ltd.(a) 5,717 252,920
Viper Energy, Inc. 7,485 367,289
World Kinect Corp. 14,119 388,414
9,749,288
Financials ( 25 .2% ):
Affiliated Managers Group, Inc. 2,822 521,844
Ameris Bancorp 6,501 406,768
Artisan Partners Asset Management,
Inc., Class A 9,842 423,698
Assured Guaranty Ltd. 5,529 497,665
Atlantic Union Bankshares Corp. 10,358 392,361
Axis Capital Holdings Ltd. 6,813 603,768
Axos Financial, Inc.(a) 4,964 346,735
BancFirst Corp. 3,753 439,777
Bank of Hawaii Corp. 6,042 430,432
Bank OZK 7,361 327,785
BankUnited, Inc. 8,775 334,942
Banner Corp. 6,231 416,044
BGC Group, Inc., Class A 35,826 324,584
BOK Financial Corp. 4,283 455,925
Bread Financial Holdings, Inc. 5,014 306,155
Cadence Bank 11,379 392,007
Cathay General Bancorp 8,989 427,966
City Holding Co. 4,228 500,933
CNO Financial Group, Inc. 13,223 492,028
Cohen & Steers, Inc. 3,977 367,236
Columbia Banking System, Inc. 9,994 269,938
Community Financial System, Inc. 6,331 390,496
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (25.2%): (continued)
CVB Financial Corp. 19,370 414,712
Donnelley Financial Solutions, Inc.(a) 6,485 406,804
Enova International, Inc.(a) 4,226 405,189
Enterprise Financial Services Corp. 7,213 406,813
Euronet Worldwide, Inc.(a) 4,703 483,656
EVERTEC, Inc. 11,580 399,857
FB Financial Corp. 7,719 397,606
Federal Agricultural Mortgage Corp.,
Class C 2,000 393,900
Federated Hermes, Inc. 15,744 647,236
First Bancorp 7,780 342,087
First Bancorp Puerto Rico 22,219 413,051
First Commonwealth Financial Corp. 24,129 408,263
First Financial Bancorp 16,743 450,052
First Financial Bankshares, Inc. 9,973 359,527
First Hawaiian, Inc. 19,656 510,073
First Interstate BancSystem, Inc.,
Class A 11,532 374,444
First Merchants Corp. 10,636 424,270
FirstCash Holdings, Inc. 3,807 394,405
FNB Corp. 32,136 474,970
Fulton Financial Corp. 21,554 415,561
Genworth Financial, Inc.(a) 69,430 485,316
Glacier Bancorp, Inc. 6,893 346,166
Goosehead Insurance, Inc., Class A(a) 2,257 241,996
Hamilton Lane, Inc., Class A 2,235 330,892
Hancock Whitney Corp. 7,285 398,635
Hilltop Holdings, Inc. 14,116 404,141
Home Bancshares, Inc. 17,106 484,100
Independent Bank Corp. 5,769 370,312
International Bancshares Corp. 6,864 433,530
Jackson Financial, Inc., Class A 3,096 269,600
Kemper Corp. 6,869 456,376
Lakeland Financial Corp. 5,540 380,930
Lazard, Inc. 6,944 357,477
Live Oak Bancshares, Inc. 5,884 232,712
Merchants Bancorp 6,419 234,101
Mercury General Corp. 5,801 385,650
MGIC Investment Corp. 19,824 470,027
Moelis & Co., Class A 5,276 389,791
Mr. Cooper Group, Inc.(a) 4,580 439,726
Navient Corp. 25,978 345,248
NBT Bancorp, Inc. 8,373 399,894
NMI Holdings, Inc.(a) 12,981 477,182
Northwest Bancshares, Inc. 34,600 456,374
OFG Bancorp 10,684 452,147
Palomar Holdings, Inc.(a) 3,168 334,509
Park National Corp. 2,193 375,946
Pathward Financial, Inc. 6,298 463,407
Payoneer Global, Inc.(a) 30,000 301,200
PennyMac Financial Services, Inc. 3,728 380,778
Piper Sandler Cos. 1,409 422,630
PJT Partners, Inc., Class A 3,046 480,689

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (25.2%): (continued)
PROG Holdings, Inc. 5,564 235,135
Provident Financial Services, Inc. 17,652 333,093
Radian Group, Inc. 13,698 434,501
Renasant Corp. 11,977 428,178
Rocket Cos., Inc., Class A(a) 13,504 152,055
Ryan Specialty Holdings, Inc. 5,854 375,593
S&T BanCorp, Inc. 9,214 352,159
Seacoast Banking Corp. of Florida 14,006 385,585
ServisFirst Bancshares, Inc. 3,672 311,165
Shift4 Payments, Inc., Class A(a) 2,635 273,460
Simmons First National Corp., Class A 16,519 366,391
SiriusPoint Ltd.(a) 33,107 542,624
SLM Corp. 19,423 535,686
StepStone Group, Inc., Class A 5,527 319,903
Stewart Information Services Corp. 6,375 430,249
Stock Yards Bancorp, Inc. 5,158 369,364
StoneX Group, Inc.(a) 5,067 496,414
Synovus Financial Corp. 8,186 419,369
Texas Capital Bancshares, Inc.(a) 5,014 392,095
The Bancorp, Inc.(a) 5,279 277,834
The Hanover Insurance Group, Inc. 3,984 616,165
The Western Union Co. 43,270 458,662
Towne Bank 13,207 449,830
Triumph Financial, Inc.(a) 3,895 353,978
UMB Financial Corp. 3,708 418,485
United Bankshares, Inc. 11,159 419,020
United Community Banks, Inc. 14,035 453,471
Valley National Bancorp 28,365 256,987
Virtu Financial, Inc., Class A 9,558 341,029
WaFd, Inc. 10,512 338,907
Walker & Dunlop, Inc. 3,495 339,749
WesBanco, Inc. 13,079 425,591
White Mountains Insurance Group
Ltd. 276 536,837
WSFS Financial Corp. 7,379 392,046
42,824,655
Health Care ( 6 .7% ):
ACADIA Pharmaceuticals, Inc.(a) 16,820 308,647
Addus HomeCare Corp.(a) 3,269 409,769
ADMA Biologics, Inc.(a) 10,908 187,072
Alkermes PLC(a) 11,385 327,433
Astrana Health, Inc.(a) 4,978 156,956
Catalyst Pharmaceuticals, Inc.(a) 14,735 307,520
CONMED Corp. 4,424 302,779
Corcept Therapeutics, Inc.(a) 5,619 283,142
CorVel Corp.(a) 3,745 416,669
Doximity, Inc., Class A(a) 4,593 245,220
Haemonetics Corp.(a) 5,290 413,043
Halozyme Therapeutics, Inc.(a) 6,896 329,698
Harmony Biosciences Holdings,
Inc.(a) 8,693 299,126
Integer Holdings Corp.(a) 3,179 421,281
Krystal Biotech, Inc.(a) 1,040 162,926
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (6.7%): (continued)
Lantheus Holdings, Inc.(a) 1,667 149,130
LeMaitre Vascular, Inc. 3,766 346,999
Ligand Pharmaceuticals, Inc.(a) 2,540 272,161
MannKind Corp.(a) 38,357 246,636
Merit Medical Systems, Inc.(a) 5,920 572,582
National HealthCare Corp. 3,538 380,547
Option Care Health, Inc.(a) 14,822 343,870
Patterson Cos., Inc. 17,232 531,780
Premier, Inc., Class A 26,002 551,242
Prestige Consumer Healthcare,
Inc.(a) 7,064 551,628
Privia Health Group, Inc.(a) 15,798 308,851
Progyny, Inc.(a) 11,973 206,534
Protagonist Therapeutics, Inc.(a) 5,122 197,709
RadNet, Inc.(a) 4,093 285,855
Select Medical Holdings Corp. 19,461 366,840
Sotera Health Co.(a) 18,740 256,363
Supernus Pharmaceuticals, Inc.(a) 9,477 342,688
TG Therapeutics, Inc.(a) 8,089 243,479
TransMedics Group, Inc.(a) 1,426 88,911
UFP Technologies, Inc.(a) 758 185,339
Vericel Corp.(a) 7,047 386,951
11,387,376
Industrials ( 20 .3% ):
AAR Corp.(a) 5,993 367,251
ABM Industries, Inc. 8,802 450,486
AeroVironment, Inc.(a) 1,010 155,429
Air Lease Corp. 8,385 404,241
Alamo Group, Inc. 2,382 442,838
Albany International Corp. 5,765 461,027
Allison Transmission Holdings, Inc. 4,157 449,205
ArcBest Corp. 2,410 224,901
Arcosa, Inc. 3,590 347,297
Armstrong World Industries, Inc. 3,390 479,109
ASGN, Inc.(a) 4,123 343,611
AZZ, Inc. 4,163 341,033
Blue Bird Corp.(a) 4,978 192,300
Boise Cascade Co. 2,011 239,027
Brady Corp., Class A 7,124 526,107
Casella Waste Systems, Inc.(a) 5,344 565,449
CBIZ, Inc.(a) 5,160 422,243
Chart Industries, Inc.(a) 1,794 342,367
Cimpress PLC(a) 3,072 220,324
Construction Partners, Inc., Class A(a) 3,881 343,313
CSW Industrials, Inc. 939 331,279
Dycom Industries, Inc.(a) 1,913 332,977
Enerpac Tool Group Corp. 12,646 519,624
EnerSys 4,173 385,710
Enpro, Inc. 2,067 356,454
Esab Corp. 4,061 487,076
ESCO Technologies, Inc. 3,510 467,567
ExlService Holdings, Inc.(a) 11,581 513,965
Exponent, Inc. 2,938 261,776

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (20.3%): (continued)
Federal Signal Corp. 4,416 407,994
First Advantage Corp.(a) 25,320 474,244
Flowserve Corp. 8,808 506,636
Franklin Electric Co., Inc. 4,725 460,451
GATX Corp. 3,669 568,548
Gibraltar Industries, Inc.(a) 4,869 286,784
GMS, Inc.(a) 4,273 362,479
Granite Construction, Inc. 6,032 529,067
Griffon Corp. 3,904 278,238
H&E Equipment Services, Inc. 5,276 258,313
Hayward Holdings, Inc.(a) 20,548 314,179
Herc Holdings, Inc. 1,769 334,925
Hillman Solutions Corp.(a) 35,657 347,299
HNI Corp. 8,210 413,538
Huron Consulting Group, Inc.(a) 4,002 497,289
ICF International, Inc. 2,662 317,337
IES Holdings, Inc.(a) 871 175,036
Insperity, Inc. 4,201 325,619
JBT Marel Corp. 3,772 479,421
Kadant, Inc. 1,048 361,549
Kennametal, Inc. 18,267 438,773
Kirby Corp.(a) 3,331 352,420
Korn Ferry 5,749 387,770
Kratos Defense & Security Solutions,
Inc.(a) 11,902 313,975
Leonardo DRS, Inc.(a) 13,361 431,694
ManpowerGroup, Inc. 6,379 368,196
MasTec, Inc.(a) 2,183 297,194
Masterbrand, Inc.(a) 17,134 250,328
Matson, Inc. 2,910 392,384
Maximus, Inc. 6,689 499,334
MDU Resources Group, Inc. 34,506 621,798
MillerKnoll, Inc. 11,014 248,806
Moog, Inc., Class A 1,929 379,704
MSC Industrial Direct Co., Inc. 5,333 398,322
Mueller Industries, Inc. 5,413 429,576
Mueller Water Products, Inc., Class A 17,569 395,302
MYR Group, Inc.(a) 2,090 310,929
OPENLANE, Inc.(a) 30,158 598,335
Powell Industries, Inc. 465 103,067
Primoris Services Corp. 5,050 385,820
Resideo Technologies, Inc.(a) 13,594 313,342
REV Group, Inc. 8,099 258,115
Rush Enterprises, Inc., Class A 7,174 393,063
Ryder System, Inc. 2,679 420,228
Schneider National, Inc., Class B 16,847 493,280
SkyWest, Inc.(a) 3,717 372,183
SPX Technologies, Inc.(a) 2,094 304,719
Standex International Corp. 2,310 431,947
Sterling Infrastructure, Inc.(a) 1,363 229,597
Tecnoglass, Inc. 3,233 256,442
Tennant Co. 4,783 389,958
Terex Corp. 5,282 244,134
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (20.3%): (continued)
The Brink's Co. 4,258 395,015
Trinity Industries, Inc. 9,287 325,974
UniFirst Corp. 2,196 375,714
Valmont Industries, Inc. 1,227 376,284
Verra Mobility Corp.(a) 15,360 371,405
Vestis Corp. 11,585 176,555
Vicor Corp.(a) 5,272 254,743
VSE Corp. 3,656 347,686
Watts Water Technologies, Inc.,
Class A 2,313 470,233
Werner Enterprises, Inc. 12,906 463,584
Zurn Elkay Water Solutions Corp. 11,922 444,691
34,385,551
Information Technology ( 9 .4% ):
ACI Worldwide, Inc.(a) 8,277 429,659
Advanced Energy Industries, Inc. 2,986 345,271
Agilysys, Inc.(a) 2,638 347,451
Alarm.com Holdings, Inc.(a) 7,926 481,901
Allegro MicroSystems, Inc.(a) 10,734 234,645
Altair Engineering, Inc., Class A(a) 3,883 423,674
Appfolio, Inc., Class A(a) 1,069 263,744
Axcelis Technologies, Inc.(a) 2,210 154,413
Badger Meter, Inc. 1,661 352,331
Belden, Inc. 2,823 317,898
Blackbaud, Inc.(a) 4,952 366,052
BlackLine, Inc.(a) 5,406 328,469
Calix, Inc.(a) 6,671 232,618
Cirrus Logic, Inc.(a) 2,400 238,992
Clear Secure, Inc., Class A 7,209 192,048
Commvault Systems, Inc.(a) 1,853 279,636
Crane NXT Co. 7,424 432,225
Diebold Nixdorf, Inc.(a) 5,758 247,824
DigitalOcean Holdings, Inc.(a) 5,299 180,537
Diodes, Inc.(a) 4,120 254,080
Dolby Laboratories, Inc., Class A 7,645 597,075
DXC Technology Co.(a) 14,441 288,531
ePlus, Inc.(a) 3,254 240,406
FormFactor, Inc.(a) 4,454 195,976
Harmonic, Inc.(a) 17,986 237,955
Impinj, Inc.(a) 846 122,890
InterDigital, Inc. 2,750 532,730
IPG Photonics Corp.(a) 4,312 313,569
Itron, Inc.(a) 2,571 279,159
LiveRamp Holdings, Inc.(a) 11,783 357,850
MARA Holdings, Inc.(a) 7,024 117,792
N-able, Inc.(a) 37,970 354,640
Napco Security Technologies Inc. 5,647 200,807
OSI Systems, Inc.(a) 2,715 454,572
PC Connection, Inc. 5,600 387,912
Pegasystems, Inc. 2,917 271,864
Plexus Corp.(a) 2,755 431,102
Power Integrations, Inc. 4,682 288,879
Progress Software Corp. 6,275 408,816

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2024 .
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (9.4%): (continued)
Riot Platforms, Inc.(a) 15,796 161,277
Rogers Corp.(a) 3,509 356,550
SolarWinds Corp. 26,340 375,345
Sprinklr, Inc., Class A(a) 43,105 364,237
Synaptics, Inc.(a) 3,746 285,895
Teradata Corp.(a) 8,527 265,616
TTM Technologies, Inc.(a) 15,961 395,035
Veeco Instruments, Inc.(a) 7,707 206,548
Verint Systems, Inc.(a) 10,576 290,311
Vertex, Inc., Class A(a) 5,661 302,014
Vishay Intertechnology, Inc. 20,724 351,065
Vontier Corp. 12,419 452,921
15,992,807
Materials ( 6 .4% ):
Alpha Metallurgical Resources, Inc.(a) 893 178,707
Ashland, Inc. 4,678 334,290
ATI, Inc.(a) 4,791 263,697
Avient Corp. 8,054 329,086
Balchem Corp. 2,903 473,174
Cabot Corp. 3,082 281,417
Carpenter Technology Corp. 1,701 288,677
Element Solutions, Inc. 15,360 390,605
Greif, Inc., Class A 7,685 469,707
H.B. Fuller Co. 6,731 454,208
Hawkins, Inc. 2,312 283,613
Innospec, Inc. 3,857 424,501
Knife River Corp.(a) 4,026 409,203
Louisiana-Pacific Corp. 3,094 320,384
Materion Corp. 2,867 283,489
Minerals Technologies, Inc. 5,990 456,498
NewMarket Corp. 908 479,742
Pactiv Evergreen, Inc. 22,209 387,991
Quaker Chemical Corp. 2,806 394,973
Sealed Air Corp. 11,062 374,227
Sensient Technologies Corp. 6,150 438,249
Silgan Holdings, Inc. 10,541 548,659
Sonoco Products Co. 11,022 538,425
Stepan Co. 5,660 366,202
Summit Materials, Inc., Class A(a) 9,328 471,997
Sylvamo Corp. 3,150 248,913
The Chemours Co. 8,987 151,880
United States Lime & Minerals, Inc. 3,026 401,671
Warrior Met Coal, Inc. 3,764 204,159
Worthington Steel, Inc. 6,836 217,522
10,865,866
Real Estate ( 0 .4% ):
Newmark Group, Inc., Class A 22,381 286,701
The St. Joe Co. 7,010 314,959
601,660
Utilities ( 6 .2% ):
American States Water Co. 6,647 516,605
Avista Corp. 14,652 536,703
Black Hills Corp. 9,923 580,694
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (6.2%): (continued)
California Water Service Group 9,952 451,124
Chesapeake Utilities Corp. 4,803 582,844
Clearway Energy, Inc., Class C 13,898 361,348
IDACORP, Inc. 6,650 726,712
MGE Energy, Inc. 4,206 395,196
National Fuel Gas Co. 9,694 588,232
New Jersey Resources Corp. 13,709 639,525
Northwestern Energy Group, Inc. 11,371 607,894
ONE Gas, Inc. 7,704 533,502
Ormat Technologies, Inc. 5,651 382,686
Otter Tail Corp. 5,330 393,567
Portland General Electric Co. 13,693 597,289
SJW Group 8,848 435,498
Southwest Gas Holdings, Inc. 6,491 458,978
Spire, Inc. 10,029 680,267
TXNM Energy, Inc. 13,824 679,726
UGI Corp. 15,271 431,100
10,579,490
Total Common Stocks
(Cost $150,953,924) 169,148,207
Total Investments
(Cost $150,953,924) — 99.7%(b) 169,148,207
Other assets in excess of liabilities — 0.3% 617,773
NET ASSETS - 100.00% $ 169,765,980
(a) Non-income producing security.
(b) See Federal Tax Information listed in the Notes to Financial
Statements.

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 3/21/25 5 $ 587,859 $ 562,450 $ (25,409)
$ (25,409)

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.5%)
Communication Services ( 0 .6% ):
Live Nation Entertainment, Inc.(a) 8,001 1,036,129
The Trade Desk, Inc., Class A(a) 4,741 557,210
1,593,339
Consumer Discretionary ( 8 .1% ):
Aptiv PLC(a) 9,626 582,181
Burlington Stores, Inc.(a) 2,699 769,377
CarMax, Inc.(a) 10,208 834,606
Carvana Co.(a) 1,529 310,937
Cava Group, Inc.(a) 3,401 383,633
Chewy, Inc., Class A(a) 13,442 450,173
Chipotle Mexican Grill, Inc.(a) 14,287 861,506
Coupang, Inc.(a) 25,706 565,018
Deckers Outdoor Corp.(a) 3,920 796,113
Domino's Pizza, Inc. 1,986 833,643
DR Horton, Inc. 4,003 559,699
Floor & Decor Holdings, Inc.,
Class A(a) 5,945 592,717
Garmin Ltd. 5,616 1,158,356
Genuine Parts Co. 7,623 890,061
Lennar Corp., Class A 4,509 614,892
NVR, Inc.(a) 109 891,500
O'Reilly Automotive, Inc.(a) 1,075 1,274,735
Penske Automotive Group, Inc. 6,492 989,641
Pool Corp. 2,272 774,616
PulteGroup, Inc. 5,829 634,778
Ross Stores, Inc. 8,424 1,274,298
Service Corp. International 16,277 1,299,230
Tesla, Inc.(a) 1,968 794,757
Texas Roadhouse, Inc. 5,643 1,018,167
Toll Brothers, Inc. 4,624 582,393
TopBuild Corp.(a) 1,612 501,880
Tractor Supply Co. 17,398 923,138
Wingstop, Inc. 1,692 480,866
21,642,911
Consumer Staples ( 4 .7% ):
Bunge Global SA 10,444 812,126
Casey's General Stores, Inc. 2,079 823,762
Coca-Cola Consolidated, Inc. 553 696,775
Costco Wholesale Corp. 1,440 1,319,429
Dollar General Corp. 6,166 467,506
Hormel Foods Corp. 27,577 865,091
Kenvue, Inc. 41,844 893,369
Kimberly Clark Corp. 9,258 1,213,168
McCormick & Co., Inc. 13,406 1,022,073
Sysco Corp. 16,498 1,261,437
The Campbell's Co. 25,157 1,053,575
The J.M. Smucker Co. 9,448 1,040,414
U.S. Foods Holding Corp.(a) 16,630 1,121,860
12,590,585
Energy ( 7 .7% ):
Baker Hughes Co. 25,338 1,039,365
Cheniere Energy, Inc. 7,224 1,552,221
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.7%): (continued)
ConocoPhillips 11,051 1,095,928
Coterra Energy, Inc. 45,025 1,149,938
Devon Energy Corp. 23,651 774,097
Diamondback Energy, Inc. 4,673 765,578
EOG Resources, Inc. 8,689 1,065,098
EQT Corp. 21,003 968,448
Halliburton Co. 30,452 827,990
Kinder Morgan, Inc. 60,180 1,648,932
Occidental Petroleum Corp. 21,778 1,076,051
ONEOK, Inc. 13,373 1,342,649
Ovintiv, Inc. 20,409 826,564
Permian Resources Corp. 58,915 847,198
Phillips 66 Co. 7,256 826,676
Schlumberger NV 21,840 837,346
Targa Resources Corp. 6,981 1,246,108
Texas Pacific Land Corp. 553 611,596
The Williams Cos., Inc. 27,220 1,473,146
Valero Energy Corp. 6,083 745,715
20,720,644
Financials ( 13 .5% ):
Aflac, Inc. 10,875 1,124,910
American Financial Group, Inc. 10,365 1,419,279
Arch Capital Group Ltd. 11,779 1,087,791
Arthur J. Gallagher & Co. 5,202 1,476,588
Block, Inc.(a) 7,607 646,519
Blue Owl Capital, Inc. 37,991 883,671
Brown & Brown, Inc. 14,284 1,457,254
Cboe Global Markets, Inc. 5,800 1,133,320
Cincinnati Financial Corp. 8,846 1,271,170
Coinbase Global, Inc., Class A(a) 1,827 453,644
Corebridge Financial, Inc. 27,787 831,665
East West BanCorp, Inc. 10,322 988,435
Equitable Holdings, Inc. 24,649 1,162,693
Everest Group Ltd. 2,817 1,021,050
Fidelity National Information
Services, Inc. 13,393 1,081,753
First Citizens BancShares, Inc., Class A 412 870,564
Interactive Brokers Group, Inc. 6,972 1,231,743
Intercontinental Exchange, Inc. 10,487 1,562,668
Jack Henry & Associates, Inc. 7,323 1,283,722
Jefferies Financial Group, Inc. 16,009 1,255,106
Kinsale Capital Group, Inc. 1,214 564,668
LPL Financial Holdings, Inc. 3,189 1,041,240
Markel Group, Inc.(a) 800 1,380,984
Morningstar, Inc. 3,478 1,171,251
MSCI, Inc. 1,406 843,614
Nasdaq, Inc. 18,280 1,413,227
Principal Financial Group, Inc. 14,401 1,114,781
Reinsurance Group of America, Inc. 5,288 1,129,675
RenaissanceRe Holdings Ltd. 4,263 1,060,677
Robinhood Markets, Inc., Class A(a) 17,221 641,655
Rocket Cos., Inc., Class A(a) 28,781 324,074
Ryan Specialty Holdings, Inc. 12,482 800,845

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (13.5%): (continued)
Tradeweb Markets, Inc., Class A 9,412 1,232,219
W.R. Berkley Corp. 19,391 1,134,761
36,097,216
Health Care ( 10 .7% ):
Agilent Technologies, Inc. 6,705 900,750
Align Technology, Inc.(a) 3,036 633,036
Avantor, Inc.(a) 30,693 646,701
BioMarin Pharmaceutical, Inc.(a) 10,571 694,832
Cardinal Health, Inc. 10,707 1,266,317
Cencora, Inc. 6,325 1,421,101
Danaher Corp. 4,060 931,973
DaVita, Inc.(a) 5,519 825,366
Dexcom, Inc.(a) 5,925 460,787
Edwards Lifesciences Corp.(a) 7,939 587,724
GE HealthCare Technologies, Inc. 8,851 691,971
HCA Healthcare, Inc. 2,768 830,815
Humana, Inc. 2,760 700,240
IDEXX Laboratories, Inc.(a) 1,965 812,410
Incyte Corp.(a) 14,779 1,020,786
Insulet Corp.(a) 2,736 714,287
Intuitive Surgical, Inc.(a) 2,160 1,127,434
IQVIA Holdings, Inc.(a) 3,651 717,458
Mettler-Toledo International, Inc.(a) 519 635,090
Neurocrine Biosciences, Inc.(a) 6,204 846,846
Regeneron Pharmaceuticals, Inc.(a) 1,318 938,851
ResMed, Inc. 2,568 587,276
Revvity, Inc. 7,525 839,865
Sarepta Therapeutics, Inc.(a) 4,035 490,616
Solventum Corp.(a) 10,088 666,413
STERIS PLC 5,167 1,062,129
Stryker Corp. 3,759 1,353,428
Teleflex, Inc. 4,113 732,032
Tenet Healthcare Corp.(a) 4,814 607,671
United Therapeutics Corp.(a) 2,527 891,627
Universal Health Services, Inc.,
Class B 4,442 796,984
Veeva Systems, Inc., Class A(a) 4,166 875,901
Waters Corp.(a) 2,465 914,466
West Pharmaceutical Services, Inc. 2,286 748,802
Zoetis, Inc. 4,970 809,762
28,781,747
Industrials ( 24 .1% ):
A.O. Smith Corp. 12,555 856,377
Advanced Drainage Systems, Inc. 4,485 518,466
AECOM 10,610 1,133,360
Allegion PLC 8,014 1,047,269
AMETEK, Inc. 6,907 1,245,056
Axon Enterprise, Inc.(a) 1,583 940,809
Builders FirstSource, Inc.(a) 2,841 406,064
Carlisle Cos., Inc. 1,998 736,942
Carrier Global Corp. 10,546 719,870
Caterpillar, Inc. 2,406 872,801
CH Robinson Worldwide, Inc. 6,577 679,536
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.1%): (continued)
Cintas Corp. 6,658 1,216,417
Clean Harbors, Inc.(a) 3,987 917,568
Comfort Systems USA, Inc. 1,292 547,885
Copart, Inc.(a) 22,072 1,266,712
CSX Corp. 39,410 1,271,761
Curtiss-Wright Corp. 3,407 1,209,042
Deere & Co. 2,700 1,143,990
Dover Corp. 6,379 1,196,700
EMCOR Group, Inc. 1,672 758,921
Equifax, Inc. 3,056 778,822
Expeditors International of
Washington, Inc. 9,737 1,078,567
Fastenal Co. 14,845 1,067,504
Fortive Corp. 14,026 1,051,950
GE Vernova, Inc. 1,872 615,757
General Dynamics Corp. 5,167 1,361,453
Graco, Inc. 15,087 1,271,683
HEICO Corp. 4,652 1,105,966
Howmet Aerospace, Inc. 6,952 760,340
Hubbell, Inc. 1,796 752,326
Huntington Ingalls Industries, Inc. 4,135 781,391
IDEX Corp. 6,083 1,273,111
Illinois Tool Works, Inc. 6,091 1,544,434
Ingersoll Rand, Inc. 9,162 828,794
ITT, Inc. 6,157 879,712
J.B. Hunt Transport Services, Inc. 5,368 916,103
Leidos Holdings, Inc. 8,177 1,177,979
Lennox International, Inc. 1,456 887,141
Masco Corp. 11,837 859,011
Norfolk Southern Corp. 3,723 873,788
Old Dominion Freight Line, Inc. 3,835 676,494
Otis Worldwide Corp. 12,642 1,170,776
PACCAR, Inc. 9,316 969,050
Parker-Hannifin Corp. 1,446 919,699
Paychex, Inc. 10,348 1,450,997
Quanta Services, Inc. 2,358 745,246
Republic Services, Inc. 8,479 1,705,805
Rockwell Automation, Inc. 2,664 761,345
Rollins, Inc. 23,850 1,105,447
Snap-on, Inc. 3,724 1,264,223
SS&C Technologies Holdings, Inc. 18,406 1,394,807
Tetra Tech, Inc. 20,195 804,569
Textron, Inc. 12,248 936,849
Trane Technologies PLC 2,586 955,139
TransDigm Group, Inc. 814 1,031,566
U-Haul Holding Co. 13,898 890,167
Union Pacific Corp. 5,929 1,352,049
United Rentals, Inc. 822 579,050
Verisk Analytics, Inc. 4,809 1,324,543
Vertiv Holdings Co., Class A 3,872 439,898
Waste Management, Inc. 6,372 1,285,806
Watsco, Inc. 1,804 854,898

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.1%): (continued)
Westinghouse Air Brake Technologies
Corp. 6,224 1,180,008
WW Grainger, Inc. 1,092 1,151,023
Xylem, Inc. 8,635 1,001,833
64,502,665
Information Technology ( 14 .1% ):
Akamai Technologies, Inc.(a) 8,614 823,929
Amphenol Corp., Class A 14,157 983,204
Analog Devices, Inc. 3,203 680,509
AppLovin Corp., Class A(a) 2,678 867,217
Arista Networks, Inc.(a) 5,690 628,916
Bentley Systems, Inc., Class B 16,310 761,677
Broadcom, Inc. 2,778 644,052
Cadence Design Systems, Inc.(a) 2,713 815,148
CDW Corp. 4,507 784,398
Cognizant Technology Solutions
Corp., Class A 16,564 1,273,772
Corpay, Inc.(a) 2,810 950,960
Crowdstrike Holdings, Inc., Class A(a) 1,585 542,324
Datadog, Inc., Class A(a) 5,296 756,745
DocuSign, Inc.(a) 11,126 1,000,673
Dynatrace, Inc.(a) 14,712 799,597
Enphase Energy, Inc.(a) 4,080 280,214
Entegris, Inc. 5,484 543,245
EPAM Systems, Inc.(a) 2,836 663,114
F5, Inc.(a) 4,298 1,080,818
Fair Isaac Corp.(a) 393 782,436
First Solar, Inc.(a) 2,184 384,908
Fortinet, Inc.(a) 7,450 703,876
Gartner, Inc.(a) 2,052 994,132
Jabil, Inc. 4,885 702,952
Keysight Technologies, Inc.(a) 4,882 784,196
KLA Corp. 707 445,495
Manhattan Associates, Inc.(a) 2,628 710,191
Microchip Technology, Inc. 8,419 482,830
Monolithic Power Systems, Inc. 512 302,950
NetApp, Inc. 6,052 702,516
NVIDIA Corp. 3,239 434,965
NXP Semiconductors NV 2,874 597,361
ON Semiconductor Corp.(a) 7,201 454,023
Palantir Technologies, Inc., Class A(a) 9,178 694,132
Palo Alto Networks, Inc.(a) 2,851 518,768
PTC, Inc.(a) 6,574 1,208,761
Pure Storage, Inc., Class A(a) 9,084 558,030
Roper Technologies, Inc. 2,512 1,305,863
Seagate Technology Holdings PLC 7,230 624,021
ServiceNow, Inc.(a) 744 788,729
Skyworks Solutions, Inc. 6,720 595,930
Super Micro Computer, Inc.(a) 4,827 147,127
Synopsys, Inc.(a) 1,329 645,043
TE Connectivity PLC 8,132 1,162,632
Teledyne Technologies, Inc.(a) 2,387 1,107,878
Teradyne, Inc. 4,084 514,257
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (14.1%): (continued)
Trimble, Inc.(a) 15,942 1,126,462
Tyler Technologies, Inc.(a) 1,759 1,014,310
VeriSign, Inc.(a) 7,630 1,579,105
Zebra Technologies Corp.(a) 2,059 795,227
37,749,618
Materials ( 6 .5% ):
Avery Dennison Corp. 6,326 1,183,784
Celanese Corp. 6,572 454,848
CF Industries Holdings, Inc. 10,289 877,857
Eastman Chemical Co. 9,903 904,342
Freeport-McMoRan, Inc. 13,410 510,653
International Paper Co. 17,016 915,801
Linde PLC 3,617 1,514,329
LyondellBasell Industries NV, Class A 13,866 1,029,828
Martin Marietta Materials, Inc. 1,965 1,014,923
Nucor Corp. 5,996 699,793
Packaging Corp. of America 6,097 1,372,618
PPG Industries, Inc. 10,494 1,253,508
Reliance, Inc. 3,169 853,285
RPM International, Inc. 8,788 1,081,451
Steel Dynamics, Inc. 6,787 774,193
The Sherwin-Williams Co. 3,207 1,090,156
Vulcan Materials Co. 4,301 1,106,346
Westlake Corp. 6,238 715,187
17,352,902
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 11,458 820,278
820,278
Utilities ( 9 .2% ):
Alliant Energy Corp. 25,256 1,493,640
Ameren Corp. 17,064 1,521,085
American Electric Power Co., Inc. 13,963 1,287,807
American Water Works Co., Inc. 8,975 1,117,298
Atmos Energy Corp. 12,034 1,675,975
CenterPoint Energy, Inc. 41,633 1,321,015
CMS Energy Corp. 21,998 1,466,167
Consolidated Edison, Inc. 14,884 1,328,099
Constellation Energy Corp. 1,708 382,097
DTE Energy Co. 10,724 1,294,923
Entergy Corp. 21,796 1,652,573
Evergy, Inc. 25,194 1,550,691
NextEra Energy, Inc. 11,808 846,516
NiSource, Inc. 47,823 1,757,973
NRG Energy, Inc. 7,884 711,294
Public Service Enterprise Group, Inc. 16,969 1,433,711
The AES Corp. 39,173 504,156
The Southern Co. 16,892 1,390,549
Vistra Corp. 3,487 480,753

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2024 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (9.2%): (continued)
WEC Energy Group, Inc. 15,391 1,447,370
24,663,692
Total Common Stocks
(Cost $232,489,844) 266,515,597
Total Investments
(Cost $232,489,844) — 99.5%(b) 266,515,597
Other assets in excess of liabilities — 0.5% 1,282,495
NET ASSETS - 100.00% $ 267,798,092
(a) Non-income producing security.
(b) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 3/21/25 4 $ 1,226,115 $ 1,187,150 $ (38,965)
$ (38,965)

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary ( 4 .9% ):
Garmin Ltd. 12,440 2,565,874
Genuine Parts Co. 16,886 1,971,609
Penske Automotive Group, Inc. 14,382 2,192,392
Service Corp. International 36,058 2,878,150
Tractor Supply Co. 38,540 2,044,933
11,652,958
Consumer Staples ( 8 .0% ):
Bunge Global SA 23,136 1,799,055
Dollar General Corp. 13,661 1,035,777
Hormel Foods Corp. 61,085 1,916,236
Kenvue, Inc. 92,702 1,979,188
Kimberly Clark Corp. 20,507 2,687,237
McCormick & Co., Inc. 29,698 2,264,176
Sysco Corp. 36,544 2,794,154
The Campbell's Co. 55,726 2,333,805
The J.M. Smucker Co. 20,930 2,304,812
19,114,440
Energy ( 17 .3% ):
Baker Hughes Co. 56,125 2,302,247
ConocoPhillips 24,482 2,427,880
Coterra Energy, Inc. 99,737 2,547,283
Devon Energy Corp. 52,391 1,714,757
Diamondback Energy, Inc. 10,352 1,695,968
EOG Resources, Inc. 19,246 2,359,175
EQT Corp. 46,524 2,145,222
Halliburton Co. 67,454 1,834,074
Kinder Morgan, Inc. 133,307 3,652,612
Occidental Petroleum Corp. 48,243 2,383,687
ONEOK, Inc. 29,623 2,974,149
Ovintiv, Inc. 45,210 1,831,005
Permian Resources Corp. 130,508 1,876,705
Phillips 66 Co. 16,073 1,831,197
Schlumberger NV 48,378 1,854,813
Targa Resources Corp. 15,463 2,760,145
The Williams Cos., Inc. 60,293 3,263,057
Valero Energy Corp. 13,473 1,651,655
41,105,631
Financials ( 12 .3% ):
Aflac, Inc. 24,090 2,491,870
American Financial Group, Inc. 22,944 3,141,722
Blue Owl Capital, Inc. 84,170 1,957,794
Cincinnati Financial Corp. 19,593 2,815,514
Corebridge Financial, Inc. 61,552 1,842,251
East West BanCorp, Inc. 22,867 2,189,744
Equitable Holdings, Inc. 54,602 2,575,576
Everest Group Ltd. 6,238 2,261,026
Fidelity National Information
Services, Inc. 29,669 2,396,365
Jefferies Financial Group, Inc. 35,467 2,780,613
Principal Financial Group, Inc. 31,896 2,469,069
Reinsurance Group of America, Inc. 11,715 2,502,676
29,424,220
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .2% ):
Cardinal Health, Inc. 23,714 2,804,655
2,804,655
Industrials ( 17 .3% ):
A.O. Smith Corp. 27,812 1,897,057
CH Robinson Worldwide, Inc. 14,570 1,505,372
CSX Corp. 87,299 2,817,139
Deere & Co. 5,980 2,533,726
Fastenal Co. 32,882 2,364,545
General Dynamics Corp. 11,446 3,015,907
Huntington Ingalls Industries, Inc. 9,159 1,730,776
Illinois Tool Works, Inc. 13,491 3,420,778
Masco Corp. 26,219 1,902,713
Norfolk Southern Corp. 8,245 1,935,101
Otis Worldwide Corp. 28,005 2,593,543
Paychex, Inc. 22,921 3,213,983
Rockwell Automation, Inc. 5,903 1,687,018
Snap-on, Inc. 8,247 2,799,692
Union Pacific Corp. 13,136 2,995,533
Waste Management, Inc. 14,114 2,848,064
Watsco, Inc. 3,998 1,894,612
41,155,559
Information Technology ( 5 .7% ):
Analog Devices, Inc. 7,093 1,506,979
Cognizant Technology Solutions
Corp., Class A 36,686 2,821,153
Microchip Technology, Inc. 18,651 1,069,635
NetApp, Inc. 13,407 1,556,285
NXP Semiconductors NV 6,366 1,323,173
Seagate Technology Holdings PLC 16,016 1,382,341
Skyworks Solutions, Inc. 14,883 1,319,824
TE Connectivity PLC 18,015 2,575,604
13,554,994
Materials ( 10 .6% ):
Avery Dennison Corp. 14,011 2,621,878
Celanese Corp. 14,555 1,007,352
CF Industries Holdings, Inc. 22,791 1,944,528
Eastman Chemical Co. 21,939 2,003,469
International Paper Co. 37,692 2,028,583
LyondellBasell Industries NV, Class A 30,715 2,281,203
Nucor Corp. 13,281 1,550,026
Packaging Corp. of America 13,504 3,040,156
PPG Industries, Inc. 23,245 2,776,615
Reliance, Inc. 7,021 1,890,474
RPM International, Inc. 19,467 2,395,609
Steel Dynamics, Inc. 15,036 1,715,157
25,255,050
Utilities ( 22 .1% ):
Alliant Energy Corp. 55,944 3,308,528
Ameren Corp. 37,796 3,369,136
American Electric Power Co., Inc. 30,929 2,852,582
American Water Works Co., Inc. 19,880 2,474,861
Atmos Energy Corp. 26,661 3,713,078
CenterPoint Energy, Inc. 92,221 2,926,172

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2024 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.1%): (continued)
CMS Energy Corp. 48,727 3,247,655
Consolidated Edison, Inc. 32,970 2,941,913
DTE Energy Co. 23,755 2,868,416
Entergy Corp. 48,282 3,660,741
Evergy, Inc. 55,806 3,434,859
NextEra Energy, Inc. 26,158 1,875,267
NiSource, Inc. 105,932 3,894,060
NRG Energy, Inc. 17,467 1,575,873
Public Service Enterprise Group, Inc. 37,586 3,175,641
The AES Corp. 86,774 1,116,781
The Southern Co. 37,418 3,080,250
WEC Energy Group, Inc. 34,092 3,206,012
52,721,825
Total Common Stocks
(Cost $225,985,430) 236,789,332
Total Investments
(Cost $225,985,430) — 99.4%(a) 236,789,332
Other assets in excess of liabilities — 0.6% 1,342,339
NET ASSETS - 100.00% $ 238,131,671
(a) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 3/21/25 4 $ 1,220,077 $ 1,187,150 $ (32,927)
$ (32,927)

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.0%)
Australia ( 7.7% ):
Communication Services ( 0.7% ):
REA Group Ltd. 1,988 287,012
Telstra Group Ltd. 190,903 473,705
760,717
Consumer Discretionary ( 0.3% ):
Wesfarmers Ltd. 8,213 363,530
363,530
Consumer Staples ( 0.7% ):
Coles Group Ltd. (a) 39,222 458,472
Woolworths Group Ltd. 19,498 367,873
826,345
Energy ( 0.5% ):
Santos Ltd. 77,157 318,935
Woodside Energy Group Ltd. 18,761 285,589
604,524
Financials ( 2.0% ):
ANZ Group Holdings Ltd. (a) 21,347 377,000
Commonwealth Bank of Australia 4,371 414,507
Insurance Australia Group Ltd. 75,461 395,042
National Australia Bank Ltd. 16,386 376,182
Suncorp Group Ltd. 30,201 355,266
Westpac Banking Corp. 18,097 361,933
2,279,930
Health Care ( 0.9% ):
Cochlear Ltd. 1,597 286,466
CSL Ltd. 2,335 406,855
Pro Medicus Ltd. 1,684 260,640
953,961
Industrials ( 1.1% ):
Brambles Ltd. 26,086 310,573
Computershare Ltd. 21,168 444,703
Reece Ltd. 14,251 197,358
SGH Ltd. (a) 10,116 288,639
1,241,273
Information Technology ( 0.2% ):
WiseTech Global Ltd. (a) 2,249 168,477
168,477
Materials ( 1.0% ):
BHP Group Ltd. 12,881 315,244
Fortescue Ltd. 18,760 211,859
Northern Star Resources Ltd. (a) 27,492 262,666
Rio Tinto Ltd. 4,497 326,861
1,116,630
Utilities ( 0.3% ):
Origin Energy Ltd. 53,829 363,073
363,073
8,678,460
Austria ( 0.9% ):
Energy ( 0.3% ):
OMV AG 9,009 348,406
348,406
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (0.9%): (continued)
Financials ( 0.4% ):
Erste Group Bank AG 7,043 435,186
435,186
Utilities ( 0.2% ):
Verbund AG 3,937 285,429
285,429
1,069,021
Belgium ( 1.5% ):
Consumer Discretionary ( 0.4% ):
D'ieteren Group 2,441 406,273
406,273
Financials ( 0.8% ):
Groupe Bruxelles Lambert NV 7,395 505,877
KBC Group NV 4,981 384,539
890,416
Health Care ( 0.3% ):
UCB SA 1,840 366,274
366,274
1,662,963
Canada ( 12.3% ):
Consumer Discretionary ( 0.6% ):
Dollarama, Inc. 3,373 329,204
Magna International, Inc. 7,350 307,234
636,438
Consumer Staples ( 1.0% ):
George Weston Ltd. 3,306 514,174
Metro, Inc. 9,669 606,457
1,120,631
Energy ( 2.6% ):
ARC Resources Ltd. 17,463 316,747
Cameco Corp. 3,756 193,144
Canadian Natural Resources Ltd. 8,887 274,407
Cenovus Energy, Inc. 16,994 257,635
Imperial Oil Ltd. 4,539 279,768
Pembina Pipeline Corp. 15,276 564,467
Suncor Energy, Inc. 8,609 307,332
TC Energy Corp. 7,695 358,650
Tourmaline Oil Corp. 6,829 316,054
2,868,204
Financials ( 2.4% ):
Brookfield Corp. 6,441 370,247
Fairfax Financial Holdings Ltd. 264 367,355
Great-West Lifeco, Inc. 15,797 523,929
Intact Financial Corp. 2,656 483,653
National Bank of Canada 5,651 515,207
Power Corp. of Canada 14,499 452,331
2,712,722

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (12.3%): (continued)
Industrials ( 1.9% ):
Canadian National Railway Co. 4,214 427,967
Canadian Pacific Kansas City Ltd. 5,162 373,799
TFI International, Inc. 2,586 349,478
Waste Connections, Inc. 3,536 606,678
WSP Global, Inc. 2,408 423,800
2,181,722
Information Technology ( 0.5% ):
Constellation Software, Inc. 114 352,550
Shopify, Inc., Class A (a) 2,012 214,162
566,712
Materials ( 1.5% ):
Agnico Eagle Mines Ltd. 3,887 304,134
Barrick Gold Corp. 13,335 206,803
Ivanhoe Mines Ltd. (a) 13,431 159,419
Kinross Gold Corp. 23,095 214,512
Nutrien Ltd. 6,694 299,560
Teck Resources Ltd., Class B 4,715 191,185
Wheaton Precious Metals Corp. 4,824 271,558
1,647,171
Utilities ( 1.8% ):
Brookfield Renewable Corp. (a) 8,833 244,470
Emera, Inc. 14,039 524,814
Fortis, Inc. 14,719 611,679
Hydro One Ltd. 20,836 641,766
2,022,729
13,756,329
Chile ( 0.2% ):
Materials ( 0.2% ):
Antofagasta PLC 9,125 181,607
181,607
Denmark ( 2.1% ):
Consumer Discretionary ( 0.3% ):
Pandora A/S 2,056 376,176
376,176
Financials ( 0.7% ):
Danske Bank A/S 12,379 350,315
Tryg A/S 21,103 444,159
794,474
Health Care ( 0.5% ):
Coloplast A/S, Class B 2,629 287,148
Genmab A/S (a) 1,353 280,539
567,687
Industrials ( 0.3% ):
DSV A/S 1,344 285,489
285,489
Materials ( 0.3% ):
Novonesis (Novozymes), Class B 5,400 305,856
305,856
2,329,682
SECURITY DESCRIPTION SHARES VALUE ($)
Finland ( 1.3% ):
Energy ( 0.1% ):
Neste Oyj 10,761 135,135
135,135
Financials ( 0.4% ):
Sampo Oyj, Class A Shares 11,004 448,808
448,808
Industrials ( 0.2% ):
Wartsila OYJ Abp 14,052 249,013
249,013
Materials ( 0.3% ):
UPM-Kymmene Oyj 10,457 287,654
287,654
Utilities ( 0.3% ):
Fortum Oyj 23,133 323,804
323,804
1,444,414
France ( 6.3% ):
Communication Services ( 0.3% ):
Bollore SE 59,866 368,299
368,299
Consumer Discretionary ( 0.7% ):
Cie Generale des Etablissements
Michelin SCA
12,226 402,667
Hermes International SCA 132 317,446
720,113
Consumer Staples ( 0.3% ):
Carrefour SA 21,703 308,620
308,620
Energy ( 0.3% ):
TotalEnergies SE 6,388 353,099
353,099
Financials ( 0.9% ):
Amundi SA 5,009 333,058
Credit Agricole SA 24,776 341,028
Societe Generale SA 12,093 340,172
1,014,258
Health Care ( 0.4% ):
BioMerieux 2,872 307,864
Sartorius Stedim Biotech 874 170,812
478,676
Industrials ( 2.1% ):
Aeroports de Paris SA 2,552 295,235
Bouygues SA 11,580 342,292
Bureau Veritas SA 11,580 351,887
Legrand SA 3,390 330,177
Safran SA 1,804 396,288
Thales SA 2,013 289,067
Vinci SA 3,405 351,739
2,356,685
Information Technology ( 0.3% ):
Dassault Systemes SE 8,977 311,466
311,466

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
France (6.3%): (continued)
Materials ( 0.3% ):
Air Liquide SA 2,175 353,486
353,486
Utilities ( 0.7% ):
Engie SA 26,501 420,215
Veolia Environnement SA 12,547 352,293
772,508
7,037,210
Germany ( 5.4% ):
Consumer Discretionary ( 0.2% ):
Continental AG 3,811 255,848
255,848
Financials ( 1.7% ):
Commerzbank AG 13,077 212,977
Deutsche Boerse AG 2,205 507,899
Hannover Rueck SE 1,438 359,526
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R
787 397,033
Talanx AG 4,549 387,042
1,864,477
Health Care ( 0.3% ):
Fresenius Medical Care AG 6,585 301,175
301,175
Industrials ( 1.5% ):
Brenntag SE 4,874 292,179
Deutsche Post AG 9,101 320,292
Knorr-Bremse AG 4,009 292,102
Rational AG 316 269,680
Rheinmetall AG 490 311,905
Siemens Energy AG (a) 4,974 259,536
1,745,694
Information Technology ( 0.4% ):
Infineon Technologies AG 6,497 211,289
Nemetschek SE 2,622 254,181
465,470
Materials ( 0.7% ):
Heidelberg Materials AG 3,181 393,042
Symrise AG 3,376 358,918
751,960
Utilities ( 0.6% ):
E.ON SE 29,834 347,460
RWE AG 9,681 289,068
636,528
6,021,152
Hong Kong ( 3.0% ):
Financials ( 0.5% ):
AIA Group Ltd. 30,586 221,723
Hang Seng Bank Ltd. 25,079 308,547
530,270
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (3.0%): (continued)
Industrials ( 0.5% ):
CK Hutchison Holdings Ltd. 65,744 351,305
Techtronic Industries Co. Ltd. 15,404 203,300
554,605
Real Estate ( 0.9% ):
Henderson Land Development Co. Ltd. 89,061 270,632
Sun Hung Kai Properties Ltd. 33,667 323,604
Swire Pacific Ltd., Class A 43,071 390,703
984,939
Utilities ( 1.1% ):
CLP Holdings Ltd. 50,968 428,540
Hong Kong & China Gas Co. Ltd. 472,082 377,476
Power Assets Holdings Ltd. 65,035 453,865
1,259,881
3,329,695
Ireland ( 1.3% ):
Consumer Staples ( 0.3% ):
Kerry Group PLC, Class A 4,368 421,857
421,857
Financials ( 0.5% ):
AIB Group PLC 55,674 307,336
Bank of Ireland Group PLC 24,950 227,554
534,890
Industrials ( 0.5% ):
Kingspan Group PLC 3,774 275,370
Ryanair Holdings PLC, ADR 6,086 265,289
540,659
1,497,406
Israel ( 0.9% ):
Financials ( 0.7% ):
Bank Hapoalim BM 32,485 393,850
Bank Leumi Le-Israel BM 30,395 362,901
756,751
Information Technology ( 0.2% ):
Nice Ltd. (a) 1,359 232,514
232,514
989,265
Italy ( 4.6% ):
Communication Services ( 0.4% ):
Infrastrutture Wireless Italiane SpA 39,168 398,158
398,158
Consumer Discretionary ( 0.2% ):
Moncler SpA 4,817 254,338
254,338
Energy ( 0.4% ):
Eni SpA 28,585 387,536
387,536

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (4.6%): (continued)
Financials ( 1.7% ):
Generali 17,114 483,360
Intesa Sanpaolo SpA 84,881 339,601
Mediobanca Banca di Credito
Finanziario SpA
24,336 354,758
Poste Italiane SpA 31,363 442,414
UniCredit SpA 6,617 264,021
1,884,154
Health Care ( 0.3% ):
Recordati Industria Chimica e
Farmaceutica SpA
6,749 353,691
353,691
Industrials ( 0.5% ):
Leonardo SpA 11,388 305,833
Prysmian SpA 4,396 280,734
586,567
Utilities ( 1.1% ):
Enel SpA 60,343 430,356
Snam SpA 90,636 401,490
Terna - Rete Elettrica Nazionale 53,786 424,481
1,256,327
5,120,771
Japan ( 16.5% ):
Communication Services ( 0.1% ):
Nexon Co. Ltd. 9,100 137,457
137,457
Consumer Discretionary ( 2.1% ):
Asics Corp. 8,800 173,953
Denso Corp. 16,400 230,838
Fast Retailing Co. Ltd. 800 273,667
Nitori Holdings Co. Ltd. 1,700 201,357
Oriental Land Co. Ltd. 12,100 263,181
Pan Pacific International Holdings Corp. 9,900 271,585
Sekisui House Ltd. 10,200 245,194
Shimano, Inc. 1,800 244,721
Sumitomo Electric Industries Ltd. 14,500 262,987
Suzuki Motor Corp. 19,900 226,409
2,393,892
Consumer Staples ( 1.2% ):
Aeon Co. Ltd. 16,100 378,119
Ajinomoto Co., Inc. 8,000 328,075
Kao Corp. 7,900 320,760
Unicharm Corp. 32,700 270,716
1,297,670
Energy ( 0.4% ):
ENEOS Holdings, Inc. 40,500 212,707
Inpex Corp. 16,900 211,666
424,373
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (16.5%): (continued)
Financials ( 2.4% ):
Dai-ichi Life Holdings, Inc. 8,800 236,878
Daiwa Securities Group, Inc. 28,300 188,511
Japan Exchange Group, Inc. 20,800 234,005
Japan Post Bank Co. Ltd. 27,700 263,126
Japan Post Holdings Co. Ltd. 26,500 251,054
MS&AD Insurance Group Holdings, Inc. 7,900 173,184
ORIX Corp. 10,300 223,113
Resona Holdings, Inc. 28,600 208,051
Sompo Holdings, Inc. 9,600 251,334
Sumitomo Mitsui Financial Group, Inc. 11,200 267,951
Sumitomo Mitsui Trust Group, Inc. 10,300 241,706
Tokio Marine Holdings, Inc. 5,100 185,679
2,724,592
Health Care ( 1.8% ):
Chugai Pharmaceutical Co. Ltd. 5,200 231,328
Daiichi Sankyo Co. Ltd. 6,800 188,099
Eisai Co. Ltd. 7,200 198,111
Hoya Corp. 1,600 201,513
Kyowa Kirin Co. Ltd. 13,200 199,305
Olympus Corp. 14,700 221,486
Shionogi & Co. Ltd. 21,500 303,238
Sysmex Corp. 14,600 270,647
Terumo Corp. 11,900 231,601
2,045,328
Industrials ( 4.0% ):
Central Japan Railway Co. 16,600 312,839
Daikin Industries Ltd. 1,800 213,488
East Japan Railway Co. 17,300 307,338
FANUC Corp. 9,500 252,098
Hitachi Ltd. 7,100 177,669
ITOCHU Corp. 5,000 248,904
Komatsu Ltd. 8,800 243,310
Kubota Corp. 19,700 230,270
Marubeni Corp. 14,400 218,979
Mitsubishi Corp. 12,600 208,545
Mitsubishi Electric Corp. 12,200 208,361
Mitsubishi Heavy Industries Ltd. 11,000 155,425
Mitsui OSK Lines Ltd. 7,100 248,565
NIDEC Corp. 12,900 234,091
Nippon Yusen KK 6,900 231,257
Secom Co. Ltd. 9,500 324,194
SMC Corp. 600 237,132
Toyota Industries Corp. 2,600 212,604
Toyota Tsusho Corp. 11,800 212,105
4,477,174

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (16.5%): (continued)
Information Technology ( 2.5% ):
Advantest Corp. 2,900 169,543
Canon, Inc. 7,900 259,149
Disco Corp. 600 162,957
FUJIFILM Holdings Corp. 9,900 208,219
Fujitsu Ltd. 10,900 193,953
Keyence Corp. 500 205,396
Kyocera Corp. 28,400 284,397
Lasertec Corp. 800 77,213
Murata Manufacturing Co. Ltd. 12,500 203,354
NEC Corp. 2,200 191,852
Nomura Research Institute Ltd. 8,100 239,865
Obic Co. Ltd. 9,900 295,307
TDK Corp. 15,200 200,229
Tokyo Electron Ltd. 900 138,349
2,829,783
Materials ( 1.0% ):
Nippon Paint Holdings Co. Ltd. 37,500 243,954
Nippon Sanso Holdings Corp. 5,700 160,280
Nippon Steel Corp. 15,900 321,577
Nitto Denko Corp. 11,900 202,708
Shin-Etsu Chemical Co. Ltd. 5,400 181,773
1,110,292
Real Estate ( 0.9% ):
Daiwa House Industry Co. Ltd. 11,000 339,656
Mitsubishi Estate Co. Ltd. 15,000 209,798
Mitsui Fudosan Co. Ltd. 22,800 184,046
Sumitomo Realty & Development Co.
Ltd.
6,500 204,093
937,593
Utilities ( 0.1% ):
The Kansai Electric Power Co., Inc. 12,600 140,432
140,432
18,518,586
Luxembourg ( 0.5% ):
Energy ( 0.3% ):
Tenaris SA 20,015 374,583
374,583
Health Care ( 0.2% ):
Eurofins Scientific SE 3,866 197,438
197,438
572,021
Netherlands ( 3.0% ):
Consumer Discretionary ( 0.2% ):
Prosus NV (a) 7,120 282,800
282,800
Financials ( 1.5% ):
ABN AMRO Bank NV 19,625 302,649
Adyen NV (a) 123 183,061
Euronext NV 4,137 464,032
ING Groep NV 20,233 317,054
NN Group NV 9,008 392,496
1,659,292
SECURITY DESCRIPTION SHARES VALUE ($)
Netherlands (3.0%): (continued)
Industrials ( 0.8% ):
Ferrovial SE 9,859 414,565
Wolters Kluwer NV 3,186 529,279
943,844
Information Technology ( 0.2% ):
ASM International NV 328 189,830
189,830
Materials ( 0.3% ):
Akzo Nobel NV 5,271 316,414
316,414
3,392,180
New Zealand ( 0.5% ):
Health Care ( 0.2% ):
Fisher & Paykel Healthcare Corp. Ltd. 13,078 280,878
280,878
Information Technology ( 0.3% ):
Xero Ltd. (a) 2,703 281,936
281,936
562,814
Norway ( 1.6% ):
Communication Services ( 0.4% ):
Telenor ASA 36,494 407,043
407,043
Energy ( 0.5% ):
Aker BP ASA 13,167 256,572
Equinor ASA 12,561 293,010
549,582
Financials ( 0.3% ):
DNB Bank ASA 17,670 352,393
352,393
Industrials ( 0.2% ):
Kongsberg Gruppen ASA 2,523 283,847
283,847
Materials ( 0.2% ):
Norsk Hydro ASA 35,172 193,336
193,336
1,786,201
Portugal ( 0.7% ):
Consumer Staples ( 0.3% ):
Jeronimo Martins SGPS SA 13,767 263,069
263,069
Energy ( 0.2% ):
Galp Energia SGPS SA 14,160 233,915
233,915
Utilities ( 0.2% ):
EDP SA 81,053 259,479
259,479
756,463
Russian Federation ( 0.0% ):
Materials ( 0.0% ):
Evraz PLC (a)(b)(c) 38,723 —
—

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Singapore ( 3.3% ):
Communication Services ( 0.4% ):
Singapore Telecommunications Ltd. 187,600 423,210
423,210
Consumer Staples ( 0.3% ):
Wilmar International Ltd. 163,000 370,102
370,102
Financials ( 1.6% ):
DBS Group Holdings Ltd. 16,940 542,457
Oversea-Chinese Banking Corp. Ltd. 48,300 590,440
United Overseas Bank Ltd. 23,900 635,968
1,768,865
Industrials ( 0.7% ):
Singapore Airlines Ltd. 79,600 375,466
Singapore Technologies Engineering Ltd. 142,000 484,670
860,136
Real Estate ( 0.3% ):
CapitaLand Investment Ltd. 156,300 299,938
299,938
3,722,251
South Korea ( 2.6% ):
Communication Services ( 0.2% ):
NAVER Corp. (a) 2,011 271,768
271,768
Consumer Discretionary ( 0.5% ):
Hyundai Mobis Co. Ltd. 1,509 242,477
Kia Corp. 2,723 186,307
LG Electronics, Inc. 3,190 180,979
609,763
Financials ( 0.9% ):
Hana Financial Group, Inc. 4,364 168,416
KB Financial Group, Inc. 2,745 154,614
Meritz Financial Group, Inc. (a) 3,155 222,938
Samsung Fire & Marine Insurance Co.
Ltd.
699 170,262
Samsung Life Insurance Co. Ltd. 2,523 162,509
Shinhan Financial Group Co. Ltd. 4,763 154,203
1,032,942
Health Care ( 0.2% ):
Celltrion, Inc. 1,842 234,624
234,624
Industrials ( 0.3% ):
Hanwha Aerospace Co. Ltd. 521 115,577
Samsung C&T Corp. 2,091 163,098
278,675
Information Technology ( 0.2% ):
Samsung SDI Co. Ltd. 649 109,137
SK Hynix, Inc. 1,200 141,785
250,922
Materials ( 0.3% ):
LG Chem Ltd. (a) 839 142,513
POSCO Holdings, Inc. 904 155,703
298,216
2,976,910
SECURITY DESCRIPTION SHARES VALUE ($)
Spain ( 3.0% ):
Consumer Discretionary ( 0.6% ):
Amadeus IT Group SA 5,122 361,792
Industria de Diseno Textil SA 6,403 329,192
690,984
Energy ( 0.4% ):
Repsol SA 33,037 399,990
399,990
Financials ( 0.5% ):
Banco de Sabadell SA 135,388 263,195
CaixaBank SA 54,042 293,066
556,261
Industrials ( 0.7% ):
ACS Actividades de Construccion y
Servicios SA (a)
8,101 406,422
Aena SME SA 1,964 401,534
807,956
Utilities ( 0.8% ):
Endesa SA 18,796 404,330
Iberdrola SA 33,707 464,308
868,638
3,323,829
Sweden ( 5.2% ):
Consumer Staples ( 0.4% ):
Essity AB, Class B 15,508 414,700
414,700
Financials ( 2.0% ):
EQT AB 7,404 204,954
Industrivarden AB, Class C 11,728 370,255
Investor AB, Class B 14,718 389,582
L E Lundbergforetagen AB, Class B 7,896 357,744
Skandinaviska Enskilda Banken AB, Class
A
22,582 309,285
Svenska Handelsbanken AB, Class A 28,671 296,099
Swedbank AB, Class A 15,670 309,350
2,237,269
Health Care ( 0.2% ):
Swedish Orphan Biovitrum AB (a) 9,531 273,573
273,573
Industrials ( 2.3% ):
Alfa Laval AB 8,136 340,364
Assa Abloy AB, Class B 12,627 373,172
Atlas Copco AB, Class A 17,421 266,012
Epiroc AB, Class A 15,339 267,096
Indutrade AB 9,330 233,716
Lifco AB, Class B 10,132 293,756
Saab AB, Class B 10,644 224,953
Sandvik AB 16,494 295,785
Volvo AB, Class B 12,269 298,018
2,592,872
Information Technology ( 0.3% ):
Hexagon AB, Class B 33,820 322,972
322,972
5,841,386

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland ( 7.6% ):
Communication Services ( 0.4% ):
Swisscom AG, Registered 883 491,042
491,042
Consumer Discretionary ( 0.5% ):
Cie Financiere Richemont SA, Registered 2,064 313,741
The Swatch Group AG 1,349 245,354
559,095
Consumer Staples ( 0.3% ):
Chocoladefabriken Lindt & Spruengli AG 33 366,303
366,303
Financials ( 1.4% ):
Julius Baer Group Ltd. 5,015 324,272
Partners Group Holding AG 231 313,195
Swiss Life Holding AG 594 458,071
Swiss Re AG 2,880 416,508
1,512,046
Health Care ( 1.3% ):
Alcon AG 4,387 371,870
Lonza Group AG, Registered 441 260,458
Sandoz Group AG 7,302 299,179
Sonova Holding AG 984 321,384
Straumann Holding AG, Class R 1,637 206,159
1,459,050
Industrials ( 1.9% ):
ABB Ltd., Registered 6,926 374,624
Geberit AG, Registered 713 404,442
Kuehne + Nagel International AG, Class
R
1,273 291,589
Schindler Holding AG 1,891 521,942
SGS SA, Registered (a) 3,176 318,160
VAT Group AG 532 201,025
2,111,782
Information Technology ( 0.5% ):
Logitech International SA, Class R 3,758 310,847
STMicroelectronics NV 8,396 211,089
521,936
Materials ( 1.3% ):
EMS-Chemie Holding AG 547 368,707
Givaudan SA, Registered 85 371,594
Holcim AG 4,341 418,022
Sika AG, Registered 1,435 341,350
1,499,673
8,520,927
United Kingdom ( 6.4% ):
Communication Services ( 0.4% ):
Informa PLC 47,885 478,544
478,544
Consumer Discretionary ( 0.3% ):
Next PLC 2,865 340,611
340,611
Consumer Staples ( 0.4% ):
Haleon PLC 96,084 453,895
453,895
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (6.4%): (continued)
Financials ( 2.2% ):
3i Group PLC 8,161 364,068
Admiral Group PLC 11,292 373,710
Legal & General Group PLC 135,800 390,618
Lloyds Banking Group PLC 464,591 318,563
London Stock Exchange Group PLC 4,534 640,450
Wise PLC, Class A (a) 29,155 389,020
2,476,429
Health Care ( 0.3% ):
Smith & Nephew PLC 26,920 334,061
334,061
Industrials ( 1.4% ):
Ashtead Group PLC 3,743 232,617
Bunzl PLC 9,816 404,971
International Consolidated Airlines
Group SA
109,975 415,584
Rentokil Initial PLC 41,201 206,699
Rolls-Royce Holdings PLC (a) 38,189 271,799
1,531,670
Information Technology ( 0.7% ):
Halma PLC 10,034 337,728
The Sage Group PLC 28,116 448,006
785,734
Materials ( 0.4% ):
Anglogold Ashanti PLC 7,411 171,046
Rio Tinto PLC 5,528 326,805
497,851
Utilities ( 0.3% ):
SSE PLC (a) 16,886 339,026
339,026
7,237,821
United States ( 0.6% ):
Industrials ( 0.3% ):
RB Global, Inc. 4,069 367,294
367,294
Materials ( 0.3% ):
CRH PLC 3,577 331,951
331,951
699,245
Total Common Stocks
(Cost $102,257,918) 111,028,609
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0.0% ):
Information Technology ( 0.0% ):
Constellation Software, Inc. (a)(c) 141 —
—
Total Warrant
(Cost $–) —

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan International ETF
See notes to financial statements.

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
Percentages indicated are based on net assets as of December
31, 2024.
VALUE ($)
Total Investments
(Cost $ 102,257,918 )— 99.0% (d) 111,028,609
Other assets in excess of liabilities — 1.0% 1,096,384
NET ASSETS - 100.00% $ 112,124,993
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
December 31, 2024.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of December 31, 2024. This security is classified as
Level 3 within the fair value hierarchy.
(d) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 3/21/25 7 $ 806,134 $ 793,625 $ (12,509)
$ (12,509)

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Communication Services ( 0 .6% ):
Live Nation Entertainment, Inc.(a) 2,102 272,209
The Trade Desk, Inc., Class A(a) 1,245 146,325
418,534
Consumer Discretionary ( 8 .1% ):
Aptiv PLC(a) 2,528 152,893
Burlington Stores, Inc.(a) 708 201,822
CarMax, Inc.(a) 2,681 219,199
Carvana Co.(a) 402 81,751
Cava Group, Inc.(a) 894 100,843
Chewy, Inc., Class A(a) 3,531 118,253
Chipotle Mexican Grill, Inc.(a) 3,753 226,306
Coupang, Inc.(a) 6,751 148,387
Deckers Outdoor Corp.(a) 1,029 208,980
Domino's Pizza, Inc. 522 219,115
DR Horton, Inc. 1,052 147,091
Floor & Decor Holdings, Inc.,
Class A(a) 1,562 155,731
Garmin Ltd. 1,475 304,234
Genuine Parts Co. 2,003 233,870
Lennar Corp., Class A 1,184 161,462
NVR, Inc.(a) 28 229,009
O'Reilly Automotive, Inc.(a) 282 334,396
Penske Automotive Group, Inc. 1,705 259,910
Pool Corp. 597 203,541
PulteGroup, Inc. 1,531 166,726
Ross Stores, Inc. 2,213 334,761
Service Corp. International 4,275 341,230
Tesla, Inc.(a) 517 208,785
Texas Roadhouse, Inc. 1,482 267,397
Toll Brothers, Inc. 1,215 153,029
TopBuild Corp.(a) 423 131,697
Tractor Supply Co. 4,570 242,484
Wingstop, Inc. 444 126,185
5,679,087
Consumer Staples ( 4 .7% ):
Bunge Global SA 2,743 213,296
Casey's General Stores, Inc. 546 216,342
Coca-Cola Consolidated, Inc. 145 182,699
Costco Wholesale Corp. 378 346,350
Dollar General Corp. 1,620 122,828
Hormel Foods Corp. 7,243 227,213
Kenvue, Inc. 10,992 234,679
Kimberly Clark Corp. 2,432 318,689
McCormick & Co., Inc. 3,521 268,441
Sysco Corp. 4,333 331,301
The Campbell's Co. 6,608 276,743
The J.M. Smucker Co. 2,482 273,318
U.S. Foods Holding Corp.(a) 4,368 294,665
3,306,564
Energy ( 7 .7% ):
Baker Hughes Co. 6,655 272,988
Cheniere Energy, Inc. 1,897 407,608
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.7%): (continued)
ConocoPhillips 2,903 287,890
Coterra Energy, Inc. 11,826 302,036
Devon Energy Corp. 6,212 203,319
Diamondback Energy, Inc. 1,228 201,183
EOG Resources, Inc. 2,282 279,728
EQT Corp. 5,517 254,389
Halliburton Co. 7,999 217,493
Kinder Morgan, Inc. 15,807 433,112
Occidental Petroleum Corp. 5,720 282,625
ONEOK, Inc. 3,512 352,605
Ovintiv, Inc. 5,361 217,120
Permian Resources Corp. 15,475 222,530
Phillips 66 Co. 1,905 217,037
Schlumberger NV 5,737 219,957
Targa Resources Corp. 1,834 327,369
Texas Pacific Land Corp. 145 160,364
The Williams Cos., Inc. 7,149 386,904
Valero Energy Corp. 1,598 195,899
5,442,156
Financials ( 13 .4% ):
Aflac, Inc. 2,856 295,425
American Financial Group, Inc. 2,634 360,674
Arch Capital Group Ltd. 3,094 285,731
Arthur J. Gallagher & Co. 1,366 387,739
Block, Inc.(a) 1,998 169,810
Blue Owl Capital, Inc. 9,980 232,135
Brown & Brown, Inc. 3,752 382,779
Cboe Global Markets, Inc. 1,523 297,594
Cincinnati Financial Corp. 2,323 333,815
Coinbase Global, Inc., Class A(a) 479 118,936
Corebridge Financial, Inc. 7,298 218,429
East West BanCorp, Inc. 2,712 259,701
Equitable Holdings, Inc. 6,474 305,379
Everest Group Ltd. 740 268,220
Fidelity National Information
Services, Inc. 3,518 284,149
First Citizens BancShares, Inc., Class A 108 228,206
Interactive Brokers Group, Inc. 1,831 323,483
Intercontinental Exchange, Inc. 2,754 410,374
Jack Henry & Associates, Inc. 1,923 337,102
Jefferies Financial Group, Inc. 4,206 329,750
Kinsale Capital Group, Inc. 318 147,911
LPL Financial Holdings, Inc. 837 273,289
Markel Group, Inc.(a) 210 362,508
Morningstar, Inc. 913 307,462
MSCI, Inc. 369 221,404
Nasdaq, Inc. 4,802 371,243
Principal Financial Group, Inc. 3,782 292,765
Reinsurance Group of America, Inc. 1,389 296,732
RenaissanceRe Holdings Ltd. 1,120 278,667
Robinhood Markets, Inc., Class A(a) 4,524 168,564
Rocket Cos., Inc., Class A(a) 7,561 85,137
Ryan Specialty Holdings, Inc. 3,278 210,316

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (13.4%): (continued)
Tradeweb Markets, Inc., Class A 2,472 323,634
W.R. Berkley Corp. 5,093 298,042
9,467,105
Health Care ( 10 .7% ):
Agilent Technologies, Inc. 1,761 236,573
Align Technology, Inc.(a) 797 166,182
Avantor, Inc.(a) 8,061 169,845
BioMarin Pharmaceutical, Inc.(a) 2,777 182,532
Cardinal Health, Inc. 2,812 332,575
Cencora, Inc. 1,661 373,193
Danaher Corp. 1,067 244,930
DaVita, Inc.(a) 1,450 216,848
Dexcom, Inc.(a) 1,557 121,088
Edwards Lifesciences Corp.(a) 2,085 154,353
GE HealthCare Technologies, Inc. 2,325 181,769
HCA Healthcare, Inc. 727 218,209
Humana, Inc. 725 183,940
IDEXX Laboratories, Inc.(a) 516 213,335
Incyte Corp.(a) 3,881 268,061
Insulet Corp.(a) 719 187,709
Intuitive Surgical, Inc.(a) 568 296,473
IQVIA Holdings, Inc.(a) 959 188,453
Mettler-Toledo International, Inc.(a) 137 167,644
Neurocrine Biosciences, Inc.(a) 1,629 222,359
Regeneron Pharmaceuticals, Inc.(a) 346 246,466
ResMed, Inc. 675 154,366
Revvity, Inc. 1,976 220,541
Sarepta Therapeutics, Inc.(a) 1,060 128,885
Solventum Corp.(a) 2,650 175,059
STERIS PLC 1,357 278,945
Stryker Corp. 987 355,369
Teleflex, Inc. 1,080 192,218
Tenet Healthcare Corp.(a) 1,264 159,555
United Therapeutics Corp.(a) 664 234,286
Universal Health Services, Inc.,
Class B 1,167 209,383
Veeva Systems, Inc., Class A(a) 1,094 230,014
Waters Corp.(a) 647 240,024
West Pharmaceutical Services, Inc. 600 196,536
Zoetis, Inc. 1,305 212,624
7,560,342
Industrials ( 24 .1% ):
A.O. Smith Corp. 3,298 224,957
Advanced Drainage Systems, Inc. 1,178 136,177
AECOM 2,786 297,601
Allegion PLC 2,105 275,081
AMETEK, Inc. 1,814 326,992
Axon Enterprise, Inc.(a) 415 246,643
Builders FirstSource, Inc.(a) 745 106,483
Carlisle Cos., Inc. 524 193,272
Carrier Global Corp. 2,771 189,148
Caterpillar, Inc. 632 229,264
CH Robinson Worldwide, Inc. 1,728 178,537
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.1%): (continued)
Cintas Corp. 1,749 319,542
Clean Harbors, Inc.(a) 1,047 240,957
Comfort Systems USA, Inc. 340 144,180
Copart, Inc.(a) 5,797 332,690
CSX Corp. 10,351 334,027
Curtiss-Wright Corp. 896 317,963
Deere & Co. 709 300,403
Dover Corp. 1,676 314,418
EMCOR Group, Inc. 439 199,262
Equifax, Inc. 803 204,645
Expeditors International of
Washington, Inc. 2,557 283,239
Fastenal Co. 3,899 280,377
Fortive Corp. 3,684 276,300
GE Vernova, Inc. 492 161,834
General Dynamics Corp. 1,357 357,556
Graco, Inc. 3,963 334,041
HEICO Corp. 1,222 290,518
Howmet Aerospace, Inc. 1,826 199,710
Hubbell, Inc. 471 197,297
Huntington Ingalls Industries, Inc. 1,086 205,221
IDEX Corp. 1,598 334,445
Illinois Tool Works, Inc. 1,600 405,696
Ingersoll Rand, Inc. 2,406 217,647
ITT, Inc. 1,618 231,180
J.B. Hunt Transport Services, Inc. 1,409 240,460
Leidos Holdings, Inc. 2,148 309,441
Lennox International, Inc. 382 232,753
Masco Corp. 3,108 225,548
Norfolk Southern Corp. 977 229,302
Old Dominion Freight Line, Inc. 1,007 177,635
Otis Worldwide Corp. 3,321 307,558
PACCAR, Inc. 2,447 254,537
Parker-Hannifin Corp. 380 241,691
Paychex, Inc. 2,718 381,118
Quanta Services, Inc. 619 195,635
Republic Services, Inc. 2,227 448,028
Rockwell Automation, Inc. 700 200,053
Rollins, Inc. 6,264 290,336
Snap-on, Inc. 978 332,011
SS&C Technologies Holdings, Inc. 4,834 366,321
Tetra Tech, Inc. 5,305 211,351
Textron, Inc. 3,217 246,068
Trane Technologies PLC 679 250,789
TransDigm Group, Inc. 213 269,931
U-Haul Holding Co. 3,651 233,847
Union Pacific Corp. 1,558 355,286
United Rentals, Inc. 215 151,455
Verisk Analytics, Inc. 1,263 347,868
Vertiv Holdings Co., Class A 1,017 115,541
Waste Management, Inc. 1,674 337,796
Watsco, Inc. 474 224,624

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.1%): (continued)
Westinghouse Air Brake Technologies
Corp. 1,634 309,790
WW Grainger, Inc. 287 302,512
Xylem, Inc. 2,268 263,133
16,939,721
Information Technology ( 14 .1% ):
Akamai Technologies, Inc.(a) 2,263 216,456
Amphenol Corp., Class A 3,718 258,215
Analog Devices, Inc. 841 178,679
AppLovin Corp., Class A(a) 703 227,652
Arista Networks, Inc.(a) 1,492 164,911
Bentley Systems, Inc., Class B 4,284 200,063
Broadcom, Inc. 730 169,243
Cadence Design Systems, Inc.(a) 712 213,928
CDW Corp. 1,183 205,889
Cognizant Technology Solutions
Corp., Class A 4,350 334,515
Corpay, Inc.(a) 739 250,092
Crowdstrike Holdings, Inc., Class A(a) 416 142,339
Datadog, Inc., Class A(a) 1,391 198,760
DocuSign, Inc.(a) 2,922 262,805
Dynatrace, Inc.(a) 3,864 210,008
Enphase Energy, Inc.(a) 1,072 73,625
Entegris, Inc. 1,441 142,745
EPAM Systems, Inc.(a) 744 173,962
F5, Inc.(a) 1,129 283,910
Fair Isaac Corp.(a) 103 205,066
First Solar, Inc.(a) 574 101,162
Fortinet, Inc.(a) 1,956 184,803
Gartner, Inc.(a) 539 261,129
Jabil, Inc. 1,283 184,624
Keysight Technologies, Inc.(a) 1,282 205,928
KLA Corp. 186 117,202
Manhattan Associates, Inc.(a) 690 186,466
Microchip Technology, Inc. 2,212 126,858
Monolithic Power Systems, Inc. 135 79,879
NetApp, Inc. 1,590 184,567
NVIDIA Corp. 851 114,281
NXP Semiconductors NV 755 156,927
ON Semiconductor Corp.(a) 1,892 119,291
Palantir Technologies, Inc., Class A(a) 2,411 182,344
Palo Alto Networks, Inc.(a) 748 136,106
PTC, Inc.(a) 1,727 317,543
Pure Storage, Inc., Class A(a) 2,386 146,572
Roper Technologies, Inc. 660 343,101
Seagate Technology Holdings PLC 1,899 163,903
ServiceNow, Inc.(a) 195 206,723
Skyworks Solutions, Inc. 1,765 156,520
Super Micro Computer, Inc.(a) 1,268 38,649
Synopsys, Inc.(a) 349 169,391
TE Connectivity PLC 2,136 305,384
Teledyne Technologies, Inc.(a) 627 291,009
Teradyne, Inc. 1,072 134,986
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (14.1%): (continued)
Trimble, Inc.(a) 4,187 295,853
Tyler Technologies, Inc.(a) 462 266,408
VeriSign, Inc.(a) 2,005 414,955
Zebra Technologies Corp.(a) 541 208,945
9,914,372
Materials ( 6 .5% ):
Avery Dennison Corp. 1,662 311,010
Celanese Corp. 1,726 119,456
CF Industries Holdings, Inc. 2,703 230,620
Eastman Chemical Co. 2,602 237,615
Freeport-McMoRan, Inc. 3,522 134,118
International Paper Co. 4,469 240,522
Linde PLC 950 397,736
LyondellBasell Industries NV, Class A 3,642 270,491
Martin Marietta Materials, Inc. 516 266,514
Nucor Corp. 1,574 183,702
Packaging Corp. of America 1,601 360,433
PPG Industries, Inc. 2,756 329,204
Reliance, Inc. 833 224,294
RPM International, Inc. 2,308 284,022
Steel Dynamics, Inc. 1,783 203,387
The Sherwin-Williams Co. 842 286,221
Vulcan Materials Co. 1,130 290,670
Westlake Corp. 1,638 187,797
4,557,812
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 3,009 215,414
215,414
Utilities ( 9 .2% ):
Alliant Energy Corp. 6,633 392,276
Ameren Corp. 4,482 399,525
American Electric Power Co., Inc. 3,667 338,207
American Water Works Co., Inc. 2,357 293,423
Atmos Energy Corp. 3,161 440,232
CenterPoint Energy, Inc. 10,935 346,968
CMS Energy Corp. 5,778 385,104
Consolidated Edison, Inc. 3,909 348,800
Constellation Energy Corp. 449 100,446
DTE Energy Co. 2,817 340,153
Entergy Corp. 5,726 434,145
Evergy, Inc. 6,617 407,276
NextEra Energy, Inc. 3,102 222,382
NiSource, Inc. 12,561 461,742
NRG Energy, Inc. 2,071 186,846
Public Service Enterprise Group, Inc. 4,457 376,572
The AES Corp. 10,289 132,419
The Southern Co. 4,436 365,172
Vistra Corp. 916 126,289

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (9.2%): (continued)
WEC Energy Group, Inc. 4,042 380,110
6,478,087
Total Common Stocks
(Cost $63,276,160) 69,979,194
Investment Companies (0.5%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 4.33%(b) 338,346 338,346
Total Investment Companies
(Cost $338,346) 338,346
Total Investments
(Cost $63,614,506) — 99.9%(c) 70,317,540
Other assets in excess of liabilities — 0.1% 65,579
NET ASSETS - 100.00% $ 70,383,119
(a) Non-income producing security.
(b) Rate disclosed is the 7-Day effective yield on December 31, 2024.
(c) See Federal Tax Information listed in the Notes to Financial Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 3/21/25 1 $ 306,424 $ 296,787 $ (9,637)
$ (9,637)

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan High Dividend Stock Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary ( 4 .9% ):
Garmin Ltd. 3,367 694,477
Genuine Parts Co. 4,570 533,593
Penske Automotive Group, Inc. 3,892 593,297
Service Corp. International 9,759 778,963
Tractor Supply Co. 10,430 553,416
3,153,746
Consumer Staples ( 8 .0% ):
Bunge Global SA 6,262 486,933
Dollar General Corp. 3,697 280,307
Hormel Foods Corp. 16,533 518,640
Kenvue, Inc. 25,090 535,671
Kimberly Clark Corp. 5,550 727,272
McCormick & Co., Inc. 8,037 612,741
Sysco Corp. 9,891 756,266
The Campbell's Co. 15,083 631,676
The J.M. Smucker Co. 5,665 623,830
5,173,336
Energy ( 17 .2% ):
Baker Hughes Co. 15,191 623,135
ConocoPhillips 6,627 657,200
Coterra Energy, Inc. 26,994 689,427
Devon Energy Corp. 14,180 464,111
Diamondback Energy, Inc. 2,802 459,052
EOG Resources, Inc. 5,209 638,519
EQT Corp. 12,592 580,617
Halliburton Co. 18,257 496,408
Kinder Morgan, Inc. 36,313 994,976
Occidental Petroleum Corp. 13,057 645,146
ONEOK, Inc. 8,018 805,007
Ovintiv, Inc. 12,237 495,598
Permian Resources Corp. 35,322 507,930
Phillips 66 Co. 4,350 495,596
Schlumberger NV 13,094 502,024
Targa Resources Corp. 4,186 747,201
The Williams Cos., Inc. 16,424 888,867
Valero Energy Corp. 3,647 447,086
11,137,900
Financials ( 12 .3% ):
Aflac, Inc. 6,520 674,429
American Financial Group, Inc. 6,211 850,472
Blue Owl Capital, Inc. 22,779 529,839
Cincinnati Financial Corp. 5,303 762,041
Corebridge Financial, Inc. 16,660 498,634
East West BanCorp, Inc. 6,189 592,659
Equitable Holdings, Inc. 14,778 697,078
Everest Group Ltd. 1,689 612,195
Fidelity National Information
Services, Inc. 8,031 648,664
Jefferies Financial Group, Inc. 9,598 752,483
Principal Financial Group, Inc. 8,634 668,358
Reinsurance Group of America, Inc. 3,171 677,421
7,964,273
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .2% ):
Cardinal Health, Inc. 6,419 759,175
759,175
Industrials ( 17 .3% ):
A.O. Smith Corp. 7,527 513,417
CH Robinson Worldwide, Inc. 3,943 407,391
CSX Corp. 23,781 767,413
Deere & Co. 1,619 685,970
Fastenal Co. 8,900 639,999
General Dynamics Corp. 3,118 821,562
Huntington Ingalls Industries, Inc. 2,479 468,457
Illinois Tool Works, Inc. 3,675 931,833
Masco Corp. 7,097 515,029
Norfolk Southern Corp. 2,231 523,616
Otis Worldwide Corp. 7,579 701,891
Paychex, Inc. 6,244 875,534
Rockwell Automation, Inc. 1,597 456,407
Snap-on, Inc. 2,232 757,719
Union Pacific Corp. 3,556 810,910
Waste Management, Inc. 3,821 771,039
Watsco, Inc. 1,082 512,749
11,160,936
Information Technology ( 5 .7% ):
Analog Devices, Inc. 1,920 407,923
Cognizant Technology Solutions
Corp., Class A 9,929 763,540
Microchip Technology, Inc. 5,048 289,503
NetApp, Inc. 3,629 421,254
NXP Semiconductors NV 1,723 358,125
Seagate Technology Holdings PLC 4,335 374,154
Skyworks Solutions, Inc. 4,029 357,292
TE Connectivity PLC 4,875 696,979
3,668,770
Materials ( 10 .6% ):
Avery Dennison Corp. 3,792 709,597
Celanese Corp. 3,939 272,618
CF Industries Holdings, Inc. 6,168 526,254
Eastman Chemical Co. 5,938 542,258
International Paper Co. 10,202 549,072
LyondellBasell Industries NV, Class A 8,313 617,407
Nucor Corp. 3,595 419,572
Packaging Corp. of America 3,655 822,850
PPG Industries, Inc. 6,291 751,460
Reliance, Inc. 1,900 511,594
RPM International, Inc. 5,269 648,403
Steel Dynamics, Inc. 4,070 464,265
6,835,350
Utilities ( 22 .2% ):
Alliant Energy Corp. 15,239 901,234
Ameren Corp. 10,295 917,696
American Electric Power Co., Inc. 8,371 772,057
American Water Works Co., Inc. 5,381 669,881
Atmos Energy Corp. 7,261 1,011,239
CenterPoint Energy, Inc. 24,960 791,981

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan High Dividend Stock Enhanced ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2024 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.2%): (continued)
CMS Energy Corp. 13,273 884,645
Consolidated Edison, Inc. 8,923 796,199
DTE Energy Co. 6,429 776,302
Entergy Corp. 13,152 997,185
Evergy, Inc. 15,202 935,683
NextEra Energy, Inc. 7,080 507,565
NiSource, Inc. 28,856 1,060,747
NRG Energy, Inc. 4,727 426,470
Public Service Enterprise Group, Inc. 10,238 865,009
The AES Corp. 23,485 302,252
The Southern Co. 10,193 839,088
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.2%): (continued)
WEC Energy Group, Inc. 9,287 873,350
14,328,583
Total Common Stocks
(Cost $60,828,307) 64,182,069
Investment Companies (0.4%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 4.33%(a) 244,270 244,270
Total Investment Companies
(Cost $244,270) 244,270
Total Investments
(Cost $61,072,577) — 99.8%(b) 64,426,339
Other assets in excess of liabilities — 0.2% 124,108
NET ASSETS - 100.00% $ 64,550,447
(a) Rate disclosed is the 7-Day effective yield on December 31,
2024.
(b) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 3/21/25 1 $ 306,424 $ 296,787 $ (9,637)
$ (9,637)

Schedule of Portfolio Investments
December 31, 2024
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (87.3%)
Communication Services ( 2 .7% ):
Cable One, Inc. 281 101,756
Gray Television, Inc. 26,593 83,768
Infrastrutture Wireless Italiane SpA 5,928 60,261
John Wiley & Sons, Inc., Class A 2,102 91,878
LG Uplus Corp. 5,049 35,437
Playtika Holding Corp. 8,103 56,235
SK Telecom Co. Ltd. 1,433 53,745
Spark New Zealand Ltd. 58,106 95,871
Tele2 AB, Class B Shares 20,816 205,658
Telenor ASA 21,512 239,938
Telstra Group Ltd. 33,792 83,851
1,108,398
Consumer Discretionary ( 7 .9% ):
Barratt Redrow PLC 27,612 152,108
Bath & Body Works, Inc. 2,227 86,341
Bloomin' Brands, Inc. 6,653 81,233
Canadian Tire Corp Ltd., Class A(a) 413 43,452
Carter's, Inc. 1,947 105,508
Dillard's, Inc., Class A 162 69,942
Dine Brands Global, Inc. 4,103 123,500
Ethan Allen Interiors, Inc. 4,289 120,564
Garmin Ltd. 428 88,279
H&R Block, Inc. 2,139 113,025
Haverty Furniture Cos., Inc. 4,089 91,021
Jack in the Box, Inc. 2,019 84,071
LCI Industries 1,094 113,109
Lear Corp. 959 90,817
LKQ Corp. 2,121 77,947
Magna International, Inc. 2,649 110,730
Mazda Motor Corp. 7,200 49,585
Monro, Inc. 3,868 95,926
Movado Group, Inc. 5,948 117,057
Newell Brands, Inc. 6,079 60,547
Oxford Industries, Inc. 1,028 80,986
Papa John's International, Inc. 2,620 107,603
Persimmon PLC 3,420 51,284
Polaris, Inc. 1,391 80,149
Porsche Automobil Holding SE,
Preference 5,661 213,124
Smith & Wesson Brands, Inc. 7,187 72,625
Stellantis NV 8,119 105,867
Strategic Education, Inc. 1,103 103,042
Taylor Wimpey PLC 99,234 151,663
The Buckle, Inc. 2,405 122,198
The Wendy's Co. 6,890 112,307
Upbound Group, Inc. 4,477 130,594
Vail Resorts, Inc. 456 85,477
3,291,681
Consumer Staples ( 5 .4% ):
B&G Foods, Inc. 15,706 108,214
Bunge Global SA 1,204 93,623
Cal-Maine Foods, Inc. 1,537 158,188
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (5.4%): (continued)
Dollar General Corp. 918 69,603
Energizer Holdings, Inc. 5,769 201,280
Flowers Foods, Inc. 7,703 159,144
Fresh Del Monte Produce, Inc. 3,669 121,847
Hormel Foods Corp. 2,402 75,351
Ingredion, Inc. 1,001 137,697
J Sainsbury PLC 39,282 134,528
Kenvue, Inc. 3,607 77,009
Kesko Oyj, Class B 4,356 82,019
Nu Skin Enterprises, Inc., Class A 14,458 99,616
Reynolds Consumer Products, Inc. 7,041 190,037
Salmar ASA 1,240 58,908
SpartanNash Co. 7,335 134,377
The Campbell's Co. 3,052 127,818
The J.M. Smucker Co. 1,289 141,945
WK Kellogg Co. 5,143 92,523
2,263,727
Energy ( 15 .2% ):
Aker BP ASA 7,062 137,610
Ampol Ltd. 7,799 136,046
Antero Midstream Corp. 13,699 206,718
APA Corp. 4,140 95,593
Ardmore Shipping Corp. 6,362 77,298
Atlas Energy Solutions, Inc. 1,816 40,279
Berry Corp. 35,731 147,569
Chord Energy Corp. 913 106,748
Civitas Resources, Inc. 3,326 152,564
Coterra Energy, Inc. 5,161 131,812
Crescent Energy Co., Class A 10,763 157,247
Devon Energy Corp. 2,286 74,821
DHT Holdings, Inc. 13,476 125,192
DT Midstream, Inc. 3,063 304,554
Eni SpA 9,865 133,743
Equinor ASA 5,008 116,821
FLEX LNG Ltd. 6,488 148,835
FutureFuel Corp. 14,623 77,356
Golar LNG Ltd. 1,190 50,361
Granite Ridge Resources, Inc. 11,404 73,670
HD Hyundai Co. Ltd. 1,918 103,211
HF Sinclair Corp. 2,352 82,438
Keyera Corp. 9,774 298,939
Kinder Morgan, Inc. 7,947 217,748
Kinetik Holdings, Inc. 3,924 222,530
Noble Corp. PLC 4,305 135,177
Nordic American Tankers Ltd. 64,753 161,882
Northern Oil & Gas, Inc. 3,509 130,394
OMV AG 3,232 124,991
ONEOK, Inc. 1,799 180,620
Ovintiv, Inc. 1,640 66,420
Patterson-UTI Energy, Inc. 16,575 136,909
Pembina Pipeline Corp. 7,202 266,123
Phillips 66 Co. 880 100,258
Repsol SA 10,446 126,473

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (15.2%): (continued)
Riley Exploration Permian, Inc. 3,489 111,369
Santos Ltd. 17,934 74,132
SFL Corp. Ltd. 17,560 179,463
Sitio Royalties Corp., Class A 7,787 149,355
Suncor Energy, Inc. 1,063 37,948
TC Energy Corp. 4,479 208,758
Tenaris SA 4,908 91,854
The Williams Cos., Inc. 3,176 171,885
TotalEnergies SE 1,121 61,964
VAALCO Energy, Inc. 14,428 63,050
Valero Energy Corp. 853 104,569
Vitesse Energy, Inc. 6,081 152,025
Woodside Energy Group Ltd. 5,170 78,700
6,334,022
Financials ( 20 .6% ):
ABN AMRO Bank NV 7,683 118,484
Ageas SA 3,647 177,151
A-Mark Precious Metals, Inc. 3,018 82,693
ANZ Group Holdings Ltd.(a) 13,854 244,669
Artisan Partners Asset Management,
Inc., Class A 4,839 208,319
Axis Capital Holdings Ltd. 900 79,758
Banco Latinoamericano de Comercio
Exterior SA, Class E 3,177 113,006
Bank of Hawaii Corp. 1,163 82,852
Bank OZK 2,671 118,940
BankUnited, Inc. 3,021 115,312
Blue Owl Capital, Inc. 7,176 166,914
Columbia Banking System, Inc. 3,328 89,889
Credit Agricole SA 5,461 75,168
Dime Community Bancshares, Inc. 2,414 74,194
First American Financial Corp. 608 37,964
First Bancorp Puerto Rico 4,542 84,436
First Busey Corp. 2,774 65,383
First Financial Bancorp 4,882 131,228
First Hawaiian, Inc. 4,069 105,591
First Interstate BancSystem, Inc.,
Class A 4,723 153,356
FNB Corp. 14,389 212,669
Generali 7,365 208,014
Glacier Bancorp, Inc. 2,710 136,096
Great-West Lifeco, Inc. 2,414 80,064
HA Sustainable Infrastructure Capital,
Inc. 2,256 60,529
Hana Financial Group, Inc. 1,747 67,421
Hanmi Financial Corp. 5,122 120,982
Hope Bancorp, Inc. 13,778 169,332
Industrial Bank of Korea 6,667 64,912
Intesa Sanpaolo SpA 63,829 255,374
Invesco Ltd. 7,330 128,128
Janus Henderson Group PLC 5,408 230,002
Jefferies Financial Group, Inc. 3,090 242,256
KBC Group NV 1,768 136,492
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (20.6%): (continued)
Lazard, Inc. 2,751 141,621
Legal & General Group PLC 20,203 58,112
Mediobanca Banca di Credito
Finanziario SpA 16,680 243,152
MGIC Investment Corp. 1,748 41,445
NH Investment & Securities Co. Ltd. 2,416 22,899
NN Group NV 3,812 166,096
Northwest Bancshares, Inc. 15,353 202,506
OceanFirst Financial Corp. 4,451 80,563
Old Republic International Corp. 6,159 222,894
OneMain Holdings, Inc. 3,300 172,029
Pacific Premier Bancorp, Inc. 5,150 128,338
Patria Investments Ltd., Class A 9,883 114,939
Popular, Inc. 1,460 137,328
Poste Italiane SpA 12,853 181,308
Power Corp. of Canada 7,061 220,285
Principal Financial Group, Inc. 903 69,901
Prosperity Bancshares, Inc. 1,775 133,746
Safety Insurance Group, Inc. 1,660 136,784
Schroders PLC 8,882 35,977
Shinhan Financial Group Co. Ltd. 933 30,206
Societe Generale SA 1,530 43,038
Southside Bancshares, Inc. 3,788 120,307
Svenska Handelsbanken AB, Class A 5,748 59,362
Swedbank AB, Class A 2,113 41,714
Swiss Re AG 1,351 195,383
Synovus Financial Corp. 2,903 148,721
TFS Financial Corp. 5,708 71,693
The Bank of NT Butterfield & Son Ltd. 5,618 205,338
The Western Union Co. 13,049 138,319
UWM Holdings Corp. 6,197 36,376
Valley National Bancorp 9,326 84,494
Virtus Investment Partners, Inc. 426 93,967
WesBanco, Inc. 3,206 104,323
Westpac Banking Corp. 7,215 144,297
Woori Financial Group, Inc. 7,926 82,771
XP, Inc., Class A 3,012 35,692
8,583,502
Health Care ( 1 .1% ):
Baxter International, Inc. 3,084 89,929
Embecta Corp. 4,847 100,091
Ono Pharmaceutical Co. Ltd. 13,200 137,135
Premier, Inc., Class A 5,866 124,359
451,514
Industrials ( 8 .2% ):
ACCO Brands Corp. 11,711 61,483
ACS Actividades de Construccion y
Servicios SA(a) 6,596 302,252
Adecco Group AG 3,736 92,082
AGCO Corp. 1,269 118,626
Bouygues SA 6,237 184,359
CNH Industrial NV 7,317 82,902
Costamare, Inc. 7,438 95,578

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (8.2%): (continued)
Deluxe Corp. 7,508 169,606
Deutsche Post AG 2,457 86,469
Doosan Bobcat, Inc. 1,211 34,475
Douglas Dynamics, Inc. 3,602 85,115
Eiffage SA 533 46,768
Ennis, Inc. 3,775 79,615
Genco Shipping & Trading Ltd. 8,247 114,963
Golden Ocean Group Ltd. 11,396 102,108
GS Holdings Corp.(a) 2,792 74,552
HNI Corp. 2,555 128,695
Insteel Industries, Inc. 2,830 76,438
Komatsu Ltd. 1,400 38,708
Kuehne + Nagel International AG,
Class R 452 103,534
ManpowerGroup, Inc. 1,462 84,387
Matthews International Corp.,
Class A 5,014 138,788
MSC Industrial Direct Co., Inc. 1,134 84,698
National Presto Industries, Inc. 1,480 145,662
Paychex, Inc. 377 52,863
Randstad NV 1,785 75,262
Resources Connection, Inc. 16,239 138,519
Robert Half, Inc. 1,722 121,332
Ryder System, Inc. 532 83,450
Teleperformance SE 402 34,607
Transurban Group(a) 7,733 64,074
Trinity Industries, Inc. 4,553 159,810
Vinci SA 360 37,188
Volvo AB, Class B 2,247 54,580
Watsco, Inc. 162 76,770
3,430,318
Materials ( 7 .8% ):
Amcor PLC 11,566 108,836
Anglo American PLC 1,401 41,456
Ardagh Metal Packaging SA 36,292 109,239
Arkema SA 1,566 119,291
BHP Group Ltd. 4,065 99,485
Boliden AB 3,761 105,607
CRH PLC 1,100 101,772
Eastman Chemical Co. 2,129 194,420
Evonik Industries AG 11,075 191,900
FMC Corp. 1,168 56,776
Fortescue Ltd. 7,992 90,255
Huntsman Corp. 6,093 109,857
International Paper Co. 1,559 83,905
JFE Holdings, Inc. 13,100 148,169
Kaiser Aluminum Corp. 1,482 104,140
LyondellBasell Industries NV, Class A 1,932 143,490
Mitsui Chemicals, Inc. 3,300 72,783
Newmont Corp. 1,192 44,366
Nippon Steel Corp. 5,600 113,260
Norsk Hydro ASA 12,315 67,694
Nutrien Ltd. 1,915 85,697
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (7.8%): (continued)
Packaging Corp. of America 943 212,298
Ramaco Resources, Inc., Class A 5,557 57,015
Rio Tinto PLC 1,560 92,224
Ryerson Holding Corp. 5,259 97,344
Sonoco Products Co. 3,017 147,380
Southern Copper Corp. 527 48,026
SunCoke Energy, Inc. 13,584 145,349
The Mosaic Co. 3,721 91,462
The Scotts Miracle-Gro Co. 1,345 89,227
UPM-Kymmene Oyj 3,370 92,703
3,265,426
Utilities ( 18 .4% ):
Alliant Energy Corp. 3,051 180,436
American Electric Power Co., Inc. 1,333 122,943
APA Group(a) 11,827 51,010
Avista Corp. 5,711 209,194
Black Hills Corp. 3,577 209,326
Brookfield Infrastructure Corp.(a) 2,796 111,868
Canadian Utilities Ltd., Class A 1,936 46,942
Clearway Energy, Inc., Class C 2,709 70,434
CMS Energy Corp. 3,168 211,147
Consolidated Edison, Inc. 2,373 211,743
DTE Energy Co. 1,993 240,655
EDP SA 36,980 118,386
Emera, Inc. 6,161 230,314
Endesa SA 9,828 211,415
Enel SpA 33,892 241,712
Engie SA 14,995 237,769
Entergy Corp. 2,160 163,771
Evergy, Inc. 2,675 164,646
Eversource Energy 2,338 134,271
Fortum Oyj 9,688 135,608
IDACORP, Inc. 1,464 159,986
National Fuel Gas Co. 2,460 149,273
New Jersey Resources Corp. 3,149 146,901
NextEra Energy, Inc. 1,508 108,109
NiSource, Inc. 6,674 245,336
Northwest Natural Holding Co. 3,884 153,651
Northwestern Energy Group, Inc. 4,394 234,903
OGE Energy Corp. 3,251 134,104
ONE Gas, Inc. 2,830 195,977
Origin Energy Ltd. 12,527 84,494
Pinnacle West Capital Corp. 2,417 204,889
Portland General Electric Co. 5,290 230,750
Public Service Enterprise Group, Inc. 2,497 210,972
Redeia Corp. SA 14,123 241,349
RWE AG 1,963 58,614
Snam SpA 27,690 122,658
Southwest Gas Holdings, Inc. 2,472 174,795
Spire, Inc. 3,810 258,432
SSE PLC(a) 7,278 146,123
The Southern Co. 2,550 209,916
TXNM Energy, Inc. 6,445 345,566

Schedule of Portfolio Investments - continued
December 31, 2024
Timothy Plan Market Neutral ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2024 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (18.4%): (continued)
UGI Corp. 4,650 131,269
United Utilities Group PLC 6,140 80,813
Veolia Environnement SA 5,718 160,549
WEC Energy Group, Inc. 1,752 164,758
7,657,777
Total Common Stocks
(Cost $34,170,350) 36,386,365
Total Investments
(Cost $34,170,350) — 87.3%(b) 36,386,365
Other assets in excess of liabilities — 12.7% 5,316,928
NET ASSETS - 100.00% $ 41,703,293
(a) Non-income producing security.
(b) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Short Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 3/21/25 88 $ (10,460,047) $ (9,899,120) $ 560,927
Mini MSCI EAFE Index 3/21/25 87 (10,168,270) (9,863,625) 304,645
S&P 500 Index E-mini 3/21/25 176 (53,880,208) (52,234,600) 1,645,608
$ 2,511,180
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E Mini Future Index 3/21/25 84 $ 37,061,342 $ 35,660,520 $ (1,400,822)
$ (1,400,822)
Total Net Futures Contracts $ 1,110,358

Statements of Assets and Liabilities
December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
ASSETS:
Investments, at value (Cost $150,953,924 and $232,489,844) $ 169,148,207 $ 266,515,597
Cash 368,478 918,826
Deposits with broker for futures contracts 152,270 341,598
Interest and dividends receivable 172,784 145,109
Variation margin receivable on open futures contracts 376 —
Reclaims receivable — 1,386
Total Assets 169,842,115 267,922,516
LIABILITIES:
Variation margin payable on open futures contracts — 4,600
Accrued expenses and other payables: — —
Investment advisory fees 76,135 119,824
Total Liabilities 76,135 124,424
Net Assets 169,765,980 267,798,092
NET ASSETS CONSIST OF:
Capital $ 171,732,714 $ 261,641,470
Total distributable earnings/(loss) (1,966,734) 6,156,622
Net Assets $ 169,765,980 $ 267,798,092
Shares Outstanding (unlimited shares authorized, no par value): 4,350,000 6,250,000
Net asset value per share: $ 39.03 $ 42.85

Statements of Assets and Liabilities - continued
December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
ASSETS:
Investments, at value (Cost $225,985,430 and $102,257,918) $ 236,789,332 $ 111,028,609
Foreign currency, at value (Cost $— and $30,016) — 29,709
Cash 820,635 628,973
Deposits with broker for futures contracts 404,920 80,661
Interest and dividends receivable 226,242 62,590
Reclaims receivable 3,050 354,432
Total Assets 238,244,179 112,184,974
LIABILITIES:
Variation margin payable on open futures contracts 4,600 879
Accrued expenses and other payables: — —
Investment advisory fees 107,908 59,102
Total Liabilities 112,508 59,981
Net Assets 238,131,671 112,124,993
NET ASSETS CONSIST OF:
Capital $ 254,620,920 $ 113,960,442
Total distributable earnings/(loss) (16,489,249) (1,835,449)
Net Assets $ 238,131,671 $ 112,124,993
Shares Outstanding (unlimited shares authorized, no par value): 6,550,000 4,250,000
Net asset value per share: $ 36.36 $ 26.38

Statements of Assets and Liabilities - continued
December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan US
Large/Mid Cap
Core Enhanced ETF
Timothy Plan High
Dividend Stock
Enhanced ETF
ASSETS:
Investments, at value (Cost $63,614,506 and $61,072,577) $ 70,317,540 $ 64,426,339
Deposits with broker for futures contracts 58,600 91,303
Interest and dividends receivable 39,881 62,338
Reclaims receivable 373 852
Total Assets 70,416,394 64,580,832
LIABILITIES:
Variation margin payable on open futures contracts 1,150 1,150
Accrued expenses and other payables: — —
Investment advisory fees 32,125 29,235
Total Liabilities 33,275 30,385
Net Assets 70,383,119 64,550,447
NET ASSETS CONSIST OF:
Capital $ 78,461,038 $ 74,896,682
Total distributable earnings/(loss) (8,077,919) (10,346,235)
Net Assets $ 70,383,119 $ 64,550,447
Shares Outstanding (unlimited shares authorized, no par value): 2,750,000 2,600,000
Net asset value per share: $ 25.59 $ 24.83

Statements of Assets and Liabilities - continued
December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan
Market Neutral
ETF
ASSETS:
Investments, at value (Cost $34,170,350) $ 36,386,365
Foreign currency, at value (Cost $6,647) 6,647
Cash 2,501,676
Deposits with broker for futures contracts 3,255,505
Interest and dividends receivable 54,112
Variation margin receivable on open futures contracts 212,405
Reclaims receivable 53,907
Total Assets 42,470,617
LIABILITIES:
Payable for investments purchased 416,726
Variation margin payable on open futures contracts 328,020
Accrued expenses and other payables: —
Investment advisory fees 22,578
Total Liabilities 767,324
Net Assets 41,703,293
NET ASSETS CONSIST OF:
Capital $ 45,884,713
Total distributable earnings/(loss) (4,181,420)
Net Assets $ 41,703,293
Shares Outstanding (unlimited shares authorized, no par value): 1,770,000
Net asset value per share: $ 23.56

Statements of Operations
For the Year Ended December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
Investment Income:
Dividend income $ 2,093,354 $ 3,398,828
Interest income 5,744 13,396
Foreign tax withholding (3,145) (1,113)
Total Income 2,095,953 3,411,111
Expenses:
Investment advisory fees 706,972 1,252,267
Total Expenses 706,972 1,252,267
Net Investment Income (Loss) 1,388,981 2,158,844
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (7,247,287) (7,798,604)
Net realized gains (losses) from in-kind transactions 15,468,001 31,917,550
Net realized gains (losses) from futures contracts 99,994 168,354
Net change in unrealized appreciation/depreciation on investments 5,520,963 2,239,157
Net change in unrealized appreciation/depreciation on futures contracts (47,199) (63,416)
Net realized/unrealized gains on investments 13,794,472 26,463,041
Change in net assets resulting from operations $ 15,183,453 $ 28,621,885

Statements of Operations - continued
For the Year Ended December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
Investment Income:
Dividend income $ 6,260,993 $ 3,763,264
Interest income 15,311 4,674
Foreign tax withholding (3,325) (576,639)
Total Income 6,272,979 3,191,299
Expenses:
Investment advisory fees 1,219,635 668,453
Total Expenses 1,219,635 668,453
Net Investment Income (Loss) 5,053,344 2,522,846
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions (7,575,111) 1,298,483
Net realized gains (losses) from in-kind transactions 33,080,075 —
Net realized gains (losses) from futures contracts 204,919 (11,800)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations (5,033,820) (955,069)
Net change in unrealized appreciation/depreciation on futures contracts (56,628) (25,958)
Net realized/unrealized gains on investments 20,619,435 305,656
Change in net assets resulting from operations $ 25,672,779 $ 2,828,502

Statements of Operations - continued
For the Year Ended December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan US
Large/Mid Cap
Core Enhanced ETF
Timothy Plan High
Dividend Stock
Enhanced ETF
Investment Income:
Dividend income $ 990,201 $ 1,815,914
Interest income 2,642 3,210
Foreign tax withholding (356) (593)
Total Income 992,487 1,818,531
Expenses:
Investment advisory fees 362,057 350,498
Total Expenses 362,057 350,498
Net Investment Income (Loss) 630,430 1,468,033
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (284,921) 1,004,544
Net realized gains (losses) from in-kind transactions 6,015,369 5,318,966
Net realized gains (losses) from futures contracts 52,568 45,927
Net change in unrealized appreciation/depreciation on investments 1,663,014 (270,038)
Net change in unrealized appreciation/depreciation on futures contracts (11,345) (11,779)
Net realized/unrealized gains on investments 7,434,685 6,087,620
Change in net assets resulting from operations $ 8,065,115 $ 7,555,653

Statements of Operations - continued
For the Year Ended December 31, 2024
Timothy Plan
See notes to financial statements.

Timothy Plan
Market Neutral
ETF
Investment Income:
Dividend income $ 1,775,411
Interest income 178,333
Foreign tax withholding (136,543)
Total Income 1,817,201
Expenses:
Investment advisory fees 257,351
Total Expenses 257,351
Net Investment Income (Loss) 1,559,850
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions 653,916
Net realized gains (losses) from in-kind transactions 235,569
Net realized gains (losses) from futures contracts (4,525,522)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations 406,205
Net change in unrealized appreciation/depreciation on futures contracts 2,397,115
Net realized/unrealized losses on investments (832,717)
Change in net assets resulting from operations $ 727,133

Statements of Changes in Net Assets
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core
ETF
Timothy Plan US Large/Mid Cap
Core ETF
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2023
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net investment income (loss) $ 1,388,981 $ 941,090 $ 2,158,844 $ 2,121,169
Net realized gains (losses)   8,320,708 (1,176,390) 24,287,300 2,796,523
Net change in unrealized appreciation/depreciation   5,473,764 12,553,275 2,175,741 23,954,965
Change in net assets resulting from operations 15,183,453 12,317,975 28,621,885 28,872,657
Distributions to Shareholders:
Distributions (1,405,308) (1,014,568) (2,166,878) (2,035,463)
Change in net assets resulting from distributions to
shareholders (1,405,308) (1,014,568) (2,166,878) (2,035,463)
Change in net assets resulting from capital transactions 53,511,526 19,751,180 4,392,539 31,053,472
Change in net assets 67,289,671 31,054,587 30,847,546 57,890,666
Net Assets:
Beginning of period 102,476,309 71,421,722 236,950,546 179,059,880
End of period $ 169,765,980 $ 102,476,309 $ 267,798,092 $ 236,950,546
Capital Transactions:
Proceeds from shares issued $ 105,385,140 $ 52,216,218 $ 104,545,272 $ 75,986,933
Cost of shares redeemed (51,873,614) (32,465,038) (100,152,733) (44,933,461)
Change in net assets resulting from capital transactions $ 53,511,526 $ 19,751,180 $ 4,392,539 $ 31,053,472
Share Transactions:
Issued 2,850,000 1,600,000 2,500,000 2,150,000
Redeemed (1,400,000) (1,050,000) (2,450,000) (1,300,000)
Change in Shares 1,450,000 550,000 50,000 850,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock
ETF Timothy Plan International ETF
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2023
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net investment income (loss) $ 5,053,344 $ 4,642,065 $ 2,522,846 $ 2,257,286
Net realized gains (losses)   25,709,883 857,330 1,286,683 (2,510,198)
Net change in unrealized appreciation/depreciation   (5,090,448) 12,686,240 (981,027) 13,166,040
Change in net assets resulting from operations 25,672,779 18,185,635 2,828,502 12,913,128
Distributions to Shareholders:
Distributions (4,895,565) (4,513,975) (3,111,526) (2,243,745)
Change in net assets resulting from distributions to
shareholders (4,895,565) (4,513,975) (3,111,526) (2,243,745)
Change in net assets resulting from capital transactions (11,443,891) 36,140,658 14,606,623 10,256,927
Change in net assets 9,333,323 49,812,318 14,323,599 20,926,310
Net Assets:
Beginning of period 228,798,348 178,986,030 97,801,394 76,875,084
End of period $ 238,131,671 $ 228,798,348 $ 112,124,993 $ 97,801,394
Capital Transactions:
Proceeds from shares issued $ 138,750,959 $ 92,478,496 $ 14,606,623 $ 16,109,565
Cost of shares redeemed (150,194,850) (56,337,838) — (5,852,638)
Change in net assets resulting from capital transactions $ (11,443,891) $ 36,140,658 $ 14,606,623 $ 10,256,927
Share Transactions:
Issued 3,850,000 3,000,000 550,000 650,000
Redeemed (4,200,000) (1,850,000) — (250,000)
Change in Shares (350,000) 1,150,000 550,000 400,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap
Core Enhanced ETF
Timothy Plan High Dividend Stock
Enhanced ETF
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2023
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net investment income (loss) $ 630,430 $ 1,027,288 $ 1,468,033 $ 1,826,942
Net realized gains (losses)   5,783,016 (7,677,050) 6,369,437 (6,820,555)
Net change in unrealized appreciation/depreciation   1,651,669 5,067,239 (281,817) 3,940,819
Change in net assets resulting from operations 8,065,115 (1,582,523) 7,555,653 (1,052,794)
Distributions to Shareholders:
Distributions (633,632) (957,342) (1,413,960) (1,717,979)
Change in net assets resulting from distributions to
shareholders (633,632) (957,342) (1,413,960) (1,717,979)
Change in net assets resulting from capital transactions 4,774,464 (9,342,524) (8,355,308) 1,480,043
Change in net assets 12,205,947 (11,882,389) (2,213,615) (1,290,730)
Net Assets:
Beginning of period 58,177,172 70,059,561 66,764,062 68,054,792
End of period $ 70,383,119 $ 58,177,172 $ 64,550,447 $ 66,764,062
Capital Transactions:
Proceeds from shares issued $ 24,141,386 $ 3,153,818 $ 17,354,716 $ 16,781,494
Cost of shares redeemed (19,366,922) (12,496,342) (25,710,024) (15,301,451)
Change in net assets resulting from capital transactions $ 4,774,464 $ (9,342,524) $ (8,355,308) $ 1,480,043
Share Transactions:
Issued 950,000 150,000 700,000 750,000
Redeemed (750,000) (550,000) (1,050,000) (700,000)
Change in Shares 200,000 (400,000) (350,000) 50,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan Market Neutral ETF
For the
Year
Ended
December 31,
2024
For the Period
January 25, 2023
(a)
through December
31, 2023
From Investment Activities:
Operations:
Net investment income (loss) $ 1,559,850 $ 1,871,463
Net realized gains (losses)   (3,636,037) (346,591)
Net change in unrealized appreciation/depreciation   2,803,320 520,739
Change in net assets resulting from operations 727,133 2,045,611
Distributions to Shareholders:
Distributions (1,688,176) (3,362,437)
Change in net assets resulting from distributions to shareholders (1,688,176) (3,362,437)
Change in net assets resulting from capital transactions 8,257,471 35,723,691
Change in net assets 7,296,428 34,406,865
Net Assets:
Beginning of period 34,406,865 —
End of period $ 41,703,293 $ 34,406,865
Capital Transactions:
Proceeds from shares issued $ 9,680,975 $ 76,207,397
Cost of shares redeemed (1,423,504) (40,483,706)
Change in net assets resulting from capital transactions $ 8,257,471 $ 35,723,691
Share Transactions:
Issued 410,000 3,050,000
Redeemed (60,000) (1,630,000)
Change in Shares 350,000 1,420,000
(a) Commencement of operations.

Financial Highlights
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core ETF
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period $ 35.34 $ 30.39 $ 35.49 $ 27.71 $ 25.55
Investment Activities:
Net Investment Income (Loss)
(a)
0.38 0.36 0.34 0.40 0.32
Net Realized and Unrealized Gains (Losses) on
Investments 3.69 4.97 (5.11) 7.78 2.15
Total from Investment Activities 4.07 5.33 (4.77) 8.18 2.47
Distributions to Shareholders:
Net Investment Income (0.38) (0.38) (0.33) (0.40) (0.31)
Total Distributions (0.38) (0.38) (0.33) (0.40) (0.31)
Net Asset Value, End of Period $ 39.03 $ 35.34 $ 30.39 $ 35.49 $ 27.71
Total Return
(b)
11 .57% 17 .64% ( 13 .45% ) 29 .62% 9 .99%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average Net Assets 1 .02% 1 .13% 1 .09% 1 .20% 1 .45%
Net Assets, End of Period (000's) $ 169,766 $ 102,476 $ 71,422 $ 56,792 $ 31,869
Portfolio Turnover
(c)
44% 60% 59% 57% 78%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core ETF
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period $ 38.22 $ 33.47 $ 38.65 $ 30.93 $ 27.23
Investment Activities:
Net Investment Income (Loss)
(a)
0.37 0.36 0.35 0.24 0.23
Net Realized and Unrealized Gains (Losses) on
Investments 4.64 4.73 (5.17) 7.72 3.72
Total from Investment Activities 5.01 5.09 (4.82) 7.96 3.95
Distributions to Shareholders:
Net Investment Income (0.38) (0.34) (0.36) (0.24) (0.25)
Total Distributions (0.38) (0.34) (0.36) (0.24) (0.25)
Net Asset Value, End of Period $ 42.85 $ 38.22 $ 33.47 $ 38.65 $ 30.93
Total Return
(b)
13 .12% 15 .30% ( 12 .48% ) 25 .82% 14 .67%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average Net Assets 0 .90% 1 .03% 1 .02% 0 .69% 0 .88%
Net Assets, End of Period (000's) $ 267,798 $ 236,951 $ 179,060 $ 168,140 $ 163,904
Portfolio Turnover
(c)
25% 30% 26% 27% 45%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock ETF
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period $ 33.16 $ 31.13 $ 32.49 $ 25.88 $ 26.89
Investment Activities:
Net Investment Income (Loss)
(a)
0.77 0.75 0.73 0.61 0.57
Net Realized and Unrealized Gains (Losses) on
Investments 3.19 2.01 (1.35) 6.60 (0.96)
Total from Investment Activities 3.96 2.76 (0.62) 7.21 (0.39)
Distributions to Shareholders:
Net Investment Income (0.76) (0.73) (0.74) (0.60) (0.62)
Total Distributions (0.76) (0.73) (0.74) (0.60) (0.62)
Net Asset Value, End of Period $ 36.36 $ 33.16 $ 31.13 $ 32.49 $ 25.88
Total Return
(b)
11 .99% 9 .03% ( 1 .88% ) 28 .10% ( 1 .17% )
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average Net Assets 2 .15% 2 .39% 2 .32% 2 .07% 2 .45%
Net Assets, End of Period (000's) $ 238,132 $ 228,798 $ 178,986 $ 131,582 $ 122,911
Portfolio Turnover
(c)
34% 41% 42% 43% 68%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan International ETF
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period $ 26.43 $ 23.30 $ 29.06 $ 26.98 $ 25.58
Investment Activities:
Net Investment Income (Loss)
(a)
0.63 0.64 0.66 0.56 0.47
Net Realized and Unrealized Gains (Losses) on
Investments 0.11 3.12 (5.82) 2.21 1.40
Total from Investment Activities 0.74 3.76 (5.16) 2.77 1.87
Distributions to Shareholders:
Net Investment Income (0.79) (0.63) (0.60) (0.69) (0.47)
Total Distributions (0.79) (0.63) (0.60) (0.69) (0.47)
Net Asset Value, End of Period $ 26.38 $ 26.43 $ 23.30 $ 29.06 $ 26.98
Total Return
(b)
2 .77% 16 .41% ( 17 .80% ) 10 .34% 7 .66%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .62% 0 .62% 0 .62% 0 .62% 0 .62%
Ratio of Net Investment Income (Loss) to Average Net Assets 2 .34% 2 .60% 2 .72% 1 .94% 1 .98%
Net Assets, End of Period (000's) $ 112,125 $ 97,801 $ 76,875 $ 82,827 $ 71,500
Portfolio Turnover
(c)
35% 34% 39% 42% 63%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core Enhanced ETF
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the period
July 29, 2021
(a)
to December
31, 2021
Net Asset Value, Beginning of Period $ 22.81 $ 23.75 $ 27.19 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.23 0.38 0.25 0.11
Net Realized and Unrealized Gains (Losses) on Investments 2.77 (0.96) (3.40) 2.16
Total from Investment Activities 3.00 (0.58) (3.15) 2.27
Distributions to Shareholders:
Net Investment Income (0.22) (0.36) (0.28) (0.08)
Return of Capital — — (0.01) —
Total Distributions (0.22) (0.36) (0.29) (0.08)
Net Asset Value, End of Period $ 25.59 $ 22.81 $ 23.75 $ 27.19
Total Return
(c)(d)
13 .18% ( 2 .40% ) ( 11 .58% ) 9 .09%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0 .52% 0 .52%
(f)
0 .52% 0 .51%
Ratio of Net Investment Income (Loss) to Average Net Assets
(e)
0 .91% 1 .69% 1 .05% 1 .00%
Net Assets, End of Period (000's) $ 70,383 $ 58,177 $ 70,060 $ 69,327
Portfolio Turnover
(c)(g)
29%
(h)
302%
(i)
155%
(i)
13%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock Enhanced ETF
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the period
July 29, 2021
(a)
to December
31, 2021
Net Asset Value, Beginning of Period $ 22.63 $ 23.47 $ 26.90 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.53 0.60 0.60 0.28
Net Realized and Unrealized Gains (Losses) on Investments 2.18 (0.88) (3.37) 1.86
Total from Investment Activities 2.71 (0.28) (2.77) 2.14
Distributions to Shareholders:
Net Investment Income (0.51) (0.56) (0.66) (0.24)
Total Distributions (0.51) (0.56) (0.66) (0.24)
Net Asset Value, End of Period $ 24.83 $ 22.63 $ 23.47 $ 26.90
Total Return
(c)(d)
12 .01% ( 1 .17% ) ( 10 .44% ) 8 .59%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0 .52% 0 .52%
(f)
0 .52% 0 .51%
Ratio of Net Investment Income (Loss) to Average Net Assets
(e)
2 .18% 2 .60% 2 .39% 2 .50%
Net Assets, End of Period (000's) $ 64,550 $ 66,764 $ 68,055 $ 47,081
Portfolio Turnover
(c)(g)
39%
(h)
209% 191%
(i)
16%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan Market
Neutral ETF
For the
Year Ended
December 31,
2024
For the period
January 25,
2023
(a)
to
December 31,
2023
Net Asset Value, Beginning of Period $ 24.23 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.93 1.01
Net Realized and Unrealized Gains (Losses) on Investments (0.62) 0.31
Total from Investment Activities 0.31 1.32
Distributions to Shareholders:
Net Investment Income (0.98) (1.06)
Net Realized Gains From Investments — (1.03)
Total Distributions (0.98) (2.09)
Net Asset Value, End of Period $ 23.56 $ 24.23
Total Return
(c)(d)
1 .39% 5 .46%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0 .65% 0 .65%
Ratio of Net Investment Income (Loss) to Average Net Assets
(e)
3 .94% 4 .37%
Net Assets, End of Period (000's) $ 41,703 $ 34,407
Portfolio Turnover
(c)(f)
35%
(g)
112%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Notes to Financial Statements
December 31, 2024
Timothy Plan

1. ORGANIZATION:
The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The
Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—
Investment Companies.” The Trust is comprised of multiple series funds, seven of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.
The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US
Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan
International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), Timothy
Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) and Timothy Plan Market Neutral ETF (“Market Neutral ETF”)
(individually, a “Fund” and collectively, the “Funds”). The Funds, except for the Market Neutral ETF, seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid
Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are
the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High
Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility
Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The Market Neutral ETF seeks to provide high current income and low correlation to stocks and bonds.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under
GAAP that are applicable to investment companies.
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the
Exchange at market prices that may be below, at, or above NAV.
Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant
is either ( i ) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of
the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation
Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.
The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of
Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the
Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital
Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.
The Transaction Fees for each Fund are listed below:
* As a percentage of the amount invested.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
Portfolio securities listed or traded on securities exchanges including, common stocks, warrants and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.
These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations
Fee for In-Kind and
Cash Purchases
and Redemptions
Maximum
Additional Variable
Charge for Cash
Purchases and
Redemptions*
US Small Cap Core ETF $250 2.00%
US Large/Mid Cap Core ETF $500 2.00%
High Dividend Stock ETF $250 2.00%
International ETF $4,500 2.00%
US Large/Mid Cap Core Enhanced ETF $500 2.00%
High Dividend Stock Enhanced ETF $250 2.00%
Market Neutral ETF $250 2.00%

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.
A summary of the valuations as of December 31, 2024 , based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:
US Small Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 169,148,207 $ – $ – $ 169,148,207
Total Investment Securities 169,148,207 – – 169,148,207
Other Financial Instruments*
Liabilities:
Futures Contracts (25,409) – – (25,409)
Total $ (25,409) $ – $ – $ (25,409)
US Large/Mid Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 266,515,597 $ – $ – $ 266,515,597
Total Investment Securities 266,515,597 – – 266,515,597
Other Financial Instruments*
Liabilities:
Futures Contracts (38,965) – – (38,965)
Total $ (38,965) $ – $ – $ (38,965)
High Dividend Stock ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 236,789,332 $ – $ – $ 236,789,332
Total Investment Securities 236,789,332 – – 236,789,332
Other Financial Instruments*
Liabilities:
Futures Contracts (32,927) – – (32,927)
Total $ (32,927) $ – $ – $ (32,927)
International ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 111,028,609 $ – $ –(a) $ 111,028,609
Warrants $ – $ – $ –(a) $ –
Total Investment Securities 111,028,609 – – 111,028,609
Other Financial Instruments*
Liabilities:

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

As of December 31, 2024 , there were no transfers into/out of Level 3. Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, no additional disclosures are necessary for the period ended December 31, 2024 .
Futures Contracts (12,509) – – (12,509)
Total $ (12,509) $ – $ – $ (12,509)
US Large/Mid Cap Core Enhanced ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 69,979,194 $ – $ – $ 69,979,194
Investment Companies $ 338,346 $ – $ – $ 338,346
Total Investment Securities 70,317,540 – – 70,317,540
Other Financial Instruments*
Liabilities:
Futures Contracts (9,637) – – (9,637)
Total $ (9,637) $ – $ – $ (9,637)
High Dividend Stock Enhanced ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 64,182,069 $ – $ – $ 64,182,069
Investment Companies $ 244,270 $ – $ – $ 244,270
Total Investment Securities 64,426,339 – – 64,426,339
Other Financial Instruments*
Liabilities:
Futures Contracts (9,637) – – (9,637)
Total $ (9,637) $ – $ – $ (9,637)
Market Neutral ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 36,386,365 $ – $ – $ 36,386,365
Total Investment Securities 36,386,365 – – 36,386,365
Other Financial Instruments*
Assets:
Futures Contracts 2,511,180 – – 2,511,180
Liabilities:
Futures Contracts (1,400,822) – – (1,400,822)
Total $ 1,110,358 $ – $ – $ 1,110,358
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value.

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Futures Contracts:
During the period ended December 31, 2024 , the Funds used futures contracts to provide market exposure on the Funds’ cash balances.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the
Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin.
The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized and unrealized gains and losses are reported as “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/depreciation on futures contracts”, respectively, on the Statements of Operations.
Average Notional Value
The table below summarizes the monthly average notional value of futures contracts for the period ended December 31, 2024 .
Average Notional Value
Fund
Long Short
US Small Cap Core ETF $ 546,465 $ —
US Large/Mid Cap Core ETF 939,489 —
High Dividend Stock ETF 1,097,145 —
International ETF 607,316 —
US Large/Mid Cap Core Enhanced ETF 274,691 —
High Dividend Stock Enhanced ETF 274,691 —
Market Neutral ETF 33,602,453 69,949,382

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024 :
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2024
:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Dividends to Shareholders:
Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal
Assets Liabilities
Fund
Variation Margin
Receivable on Open
Futures Contracts*
Variation Margin
Payable on Open
Futures Contracts*
Equity Risk Exposure
– –
US Small Cap Core ETF $ – $ (25,409)
US Large/Mid Cap Core ETF – (38,965)
High Dividend Stock ETF – (32,927)
International ETF – (12,509)
US Large/Mid Cap Core Enhanced ETF – (9,637)
High Dividend Stock Enhanced ETF – (9,637)
Market Neutral ETF 2,511,180 (1,400,822)
Fund
Net realized gains (losses)
from futures transactions
Net Change in
unrealized appreciation
(depreciation) on
futures transactions
Equity Risk Exposure:
– –
US Small Cap Core ETF $ 99,994 $ (47,199)
US Large/Mid Cap Core ETF 168,354 (63,416)
High Dividend Stock ETF 204,919 (56,628)
International ETF (11,800) (25,958)
US Large/Mid Cap Core Enhanced ETF 52,568 (11,345)
High Dividend Stock Enhanced ETF 45,927 (11,779)
Market Neutral ETF (4,525,522) 2,397,115

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.
As of and during the period ended December 31, 2024 , the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
3. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended
December
31, 2024, were as follows:
 For the period ended December 31, 2024 , there were no purchases or sales of U.S. Government Securities.
4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:
Timothy Partners, Ltd (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment
Advisory Agreement. Subject always to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the
Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’
expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF,
High Dividend Stock ETF, High Dividend Stock Enhanced ETF, and US Large/Mid Cap Core Enhanced ETF pay a Management Fee equivalent to
0.52%, International ETF pays a Management Fee equivalent to 0.62%, and Market Neutral ETF pays a Management Fee equivalent to 0.65%
of the Fund’s average daily net assets, computed daily and paid monthly.
Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.
Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the
Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a
Services Agreement with the Trust.
Excluding in-kind transactions Associated with in-kind transactions
Fund
Purchases Sales Purchases Sales
US Small Cap Core ETF $ 60,485,205 $ 60,153,676 $ 104,720,834 $ 51,639,466
US Large/Mid Cap Core ETF 61,352,978 61,600,432 104,244,001 99,742,886
High Dividend Stock ETF 80,111,967 79,909,442 138,042,955 149,434,941
International ETF 37,311,983 37,328,382 13,603,769 —
US Large/Mid Cap Core Enhanced ETF 20,224,219 20,185,709 24,122,623 19,345,055
High Dividend Stock Enhanced ETF 26,001,955 25,715,505 17,238,152 25,618,208
Market Neutral ETF 12,397,080 15,198,755 8,261,794 1,210,090

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.
Drake Compliance LLC provides compliance services to the Trust.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.
5. INVESTMENT RISKS:
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.
ETF Risk
The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV;
(2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Excluded Security Risk
Because the Index omits Excluded Securities, the Funds may be riskier than other funds that invest in a broader array of securities. Biblically
Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Funds may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.
Equity Securities Risk
The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline)
because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk
Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments.
Foreign securities could be affected by factors not present in the U.S. including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Market Risk
The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.
 6. FEDERAL INCOME TAX INFORMATION:
As of December 31, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences primarily attributable to the accounting for applicable in-kind redemptions and designation of dividends paid were reclassified between the individual components of total distributable earnings (loss) as follows:

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2024 were as follows:
The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2023 were as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund
Total Accumulated
Earnings/(Loss) Capital
US Small Cap Core ETF $ (15,423,273) $ 15,423,273
US Large/Mid Cap Core ETF (31,979,636) 31,979,636
High Dividend Stock ETF (33,270,062) 33,270,062
US Large/Mid Cap Core Enhanced ETF (5,572,923) 5,572,923
High Dividend Stock Enhanced ETF (4,718,422) 4,718,422
Market Neutral ETF (121,065) 121,065
Year Ended December 31, 2024
Distributions Paid From:
Fund
Ordinary
Income
Total Taxable
Distributions
Total Distributions
Paid
*
US Small Cap Core ETF $ 1,405,308 $ 1,405,308 $ 1,405,308
US Large/Mid Cap Core ETF 2,166,878 2,166,878 2,166,878
High Dividend Stock ETF 4,895,565 4,895,565 4,895,565
International ETF 3,111,526 3,111,526 3,111,526
US Large/Mid Cap Core Enhanced ETF 633,632 633,632 633,632
High Dividend Stock Enhanced ETF 1,413,960 1,413,960 1,413,960
Market Neutral ETF 1,688,176 1,688,176 1,688,176
* Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Year Ended December 31, 2023
Distributions Paid From:
Fund
Ordinary
Income
Net Long-Term
Gains
Total Taxable
Distributions
Total Distributions
Paid
*
US Small Cap Core ETF $ 1,014,568 $ — $ 1,014,568 $ 1,014,568
US Large/Mid Cap Core ETF 2,035,463 — 2,035,463 2,035,463
High Dividend Stock ETF 4,513,975 — 4,513,975 4,513,975
International ETF 2,243,745 — 2,243,745 2,243,745
US Large/Mid Cap Core Enhanced ETF 957,342 — 957,342 957,342
High Dividend Stock Enhanced ETF 1,717,979 — 1,717,979 1,717,979
Market Neutral ETF 2,475,678 886,759 3,362,437 3,362,437
* Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

At December 31, 2024 , the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.
CLCFs not subject to expiration:
During the tax year ended December 31, 2024, International ETF Fund utilized capital loss carryforwards in the amount of $1,068,183.
As of December 31, 2024 , the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:
7. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280):
Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations.
Fund
Undistributed
Ordinary Income
Accumulated
Earnings
Other Earnings
(Loss)
Accumulated
Capital and Other
Losses
Qualified Late-
Year Losses
*
Unrealized
Appreciation
(Depreciation)
**
Total
Accumulated
Earnings/ (Deficit)
US Small Cap Core ETF $ 11,894 $ 11,894 $ — $ (20,137,995) $ — $ 18,159,367 $ (1,966,734)
US Large/Mid Cap
Core ETF 85,225 85,225 — (27,955,160) — 34,026,557 6,156,622
High Dividend Stock
ETF 303,106 303,106 — (27,605,040) — 10,812,685 (16,489,249)
International ETF 223,980 223,980 (13,709) (9,787,280) — 7,741,560 (1,835,449)
US Large/Mid Cap
Core Enhanced ETF 69,919 69,919 — (12,487,686) — 4,339,848 (8,077,919)
High Dividend Stock
Enhanced ETF 169,464 169,464 — (11,807,388) — 1,291,689 (10,346,235)
Market Neutral ETF — — (2,314) (6,159,219) (494) 1,980,607 (4,181,420)
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.
Fund
Short-Term
Amount
Long-Term
Amount Total
US Small Cap Core ETF $ (12,849,415) $ (7,288,580) $ (20,137,995)
US Large/Mid Cap Core ETF (13,673,827) (14,281,333) (27,955,160)
High Dividend Stock ETF (15,152,605) (12,452,435) (27,605,040)
International ETF (4,111,567) (5,675,713) (9,787,280)
US Large/Mid Cap Core Enhanced ETF (9,724,185) (2,763,501) (12,487,686)
High Dividend Stock Enhanced ETF (11,217,103) (590,285) (11,807,388)
Market Neutral ETF (2,435,242) (3,723,977) (6,159,219)
Fund
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Small Cap Core ETF $ 150,988,840 $ 24,003,355 $ (5,843,988) $ 18,159,367
US Large/Mid Cap Core ETF 232,489,040 42,868,914 (8,842,357) 34,026,557
High Dividend Stock ETF 225,976,647 22,400,740 (11,588,055) 10,812,685
International ETF 103,287,049 15,005,571 (7,264,011) 7,741,560
US Large/Mid Cap Core Enhanced ETF 65,977,692 9,354,103 (5,014,255) 4,339,848
High Dividend Stock Enhanced ETF 63,134,650 6,622,283 (5,330,594) 1,291,689
Market Neutral ETF 34,404,664 3,861,770 (1,881,163) 1,980,607

Notes to Financial Statements - continued
December 31, 2024
Timothy Plan

The management committee of the Funds’ adviser acts as each fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statements of Assets and Liabilities as
“total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
8. SUBSEQUENT EVENTS:
Management has evaluated subsequent events through the date these financial statements were issued.
Distributions
Subsequent to December 31, 2024, the Funds paid a distribution from ordinary income for the following amounts:
Fund
1/9/2025 2/7/2025
US Small Cap Core ETF $ — $ 160,685
US Large/Mid Cap Core ETF 15,885 248,395
High Dividend Stock ETF 38,933 617,065
International ETF 5,206 245,284
US Large/Mid Cap Core Enhanced ETF 4,408 116,641
High Dividend Stock Enhanced ETF 10,709 258,440
Market Neutral ETF 20,482 55,246

Report of Independent Registered Public Accounting Firm
Timothy Plan
See notes to financial statements.

To the Shareholders and Board of Trustees of
The Timothy Plan
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The
Timothy Plan comprising the funds listed below (the “Funds”) as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Fund Name
Statements of
Operations
Statements of
Changes in Net Assets
Financial
Highlights
Timothy Plan US Small Cap Core ETF
Timothy Plan US Large/Mid Cap Core ETF
Timothy Plan High Dividend Stock ETF
Timothy Plan International ETF
For the year ended
December 31, 2024
For the years ended
December 31, 2024 and
2023
For the years ended December 31,
2024, 2023, 2022, 2021 and 2020
Timothy Plan US Large/Mid Cap Core Enhanced ETF
Timothy Plan High Dividend Stock Enhanced ETF
For the year ended
December 31, 2024
For the years ended
December 31, 2024 and
2023
For the years ended December 31,
2024, 2023 and 2022, and for the
period July 29, 2021 (commencement
of operations) through December 31,
2021
Timothy Plan Market Neutral ETF
For the year ended
December 31, 2024
For the year ended December 31, 2024 and for the period
January 25, 2023 (commencement of operations) through
December 31, 2023

Report of Independent Registered Public Accounting Firm - continued
Timothy Plan
See notes to financial statements.

We have served as the Funds’ auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 26, 2025

Other Information (Unaudited)
December 31, 2024
Timothy Plan

Additional Federal Income Tax Information:
For the fiscal year ended December 31, 2024 , the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2024 , were as follows:
Premium/Discount Information
The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares.
The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.
Amount
US Small Cap Core ETF 100%
US Large/Mid Cap Core ETF 100%
High Dividend Stock ETF 100%
US Large/Mid Cap Core Enhanced ETF 97%
High Dividend Stock Enhanced ETF 99%
Market Neutral ETF 57%
Foreign Source
Income Foreign Tax Expense
International ETF $ 0.88 $ 0.12

Visit our website at
etf.timothyplan.com
Call Timothy Plan at
800.846.7526
Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY.
You should consider
the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)     /s/ Arthur D. Ally
                                                                    Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date      March 7, 2025________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Arthur D. Ally
                                                                    Arthur D. Ally, Principal Executive Officer and Principal Financial Officer
Date      March 7, 2025________________________